UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22540

FQF Trust

(Exact name of registrant as specified in charter)

60 State Street

Suite 700

Boston, MA 02109

(Address of principal executive offices) (Zip code)

Ronald C. Martin, Trustee

60 State Street

Suite 700

Boston, MA 02109

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (617) 292-9801

Date of fiscal year end: June 30

Date of reporting period: March 31, 2015

Item 1. Schedule of Investments.

The Trust’s Schedule of Investments as of the close of the reporting period prepared pursuant to Rule 12-12 Regulation S-X is as follows:

FQF Trust

QuantShares U.S. Market Neutral Momentum Fund

Schedule of Investments

March 31, 2015 (Unaudited)

	Number of Shares	Value
Securities Held Long - 91.6%
Common Stocks - 87.6%
Aerospace & Defense - 2.6%
General Dynamics Corp.(a)	39	$5,293
Huntington Ingalls Industries, Inc.(a)	38	5,326
Lockheed Martin Corp.(a)	28	5,683
Northrop Grumman Corp.(a)	32	5,151
Spirit AeroSystems Holdings, Inc., Class A(a)*	109	5,691
TransDigm Group, Inc.(a)	27	5,905
		33,049
Air Freight & Logistics - 0.8%
C.H. Robinson Worldwide, Inc.(a)	72	5,272
FedEx Corp.(a)	31	5,129
		10,401
Airlines - 2.7%
Alaska Air Group, Inc.(a)	90	5,956
American Airlines Group, Inc.(a)	100	5,278
Delta Air Lines, Inc.(a)	109	4,901
JetBlue Airways Corp.(a)*	338	6,507
Southwest Airlines Co.(a)	127	5,626
United Continental Holdings, Inc.(a)*	80	5,380
		33,648
Auto Components - 0.4%
Lear Corp.(a)	49	5,430

Beverages - 1.7%
Constellation Brands, Inc., Class A(a)*	47	5,462
Dr. Pepper Snapple Group, Inc.(a)	75	5,886
Molson Coors Brewing Co., Class B(a)	72	5,360
Monster Beverage Corp.(a)*	38	5,259
		21,967
Biotechnology - 2.6%
Alnylam Pharmaceuticals, Inc.*	52	5,430
Celgene Corp.(a)*	47	5,418
Medivation, Inc.*	42	5,421
Puma Biotechnology, Inc.(a)*	25	5,903
United Therapeutics Corp.(a)*	34	5,863
Vertex Pharmaceuticals, Inc.(a)*	45	5,308
		33,343
Building Products - 0.4%
A.O. Smith Corp.	84	5,515

Capital Markets - 0.5%
Janus Capital Group, Inc.(a)	333	5,724

Chemicals - 3.9%
Air Products & Chemicals, Inc.(a)	37	5,597
Ashland, Inc.(a)	45	5,729
CF Industries Holdings, Inc.(a)	18	5,106
International Flavors & Fragrances, Inc.(a)	44	5,166
NewMarket Corp.(a)	11	5,256
Platform Specialty Products Corp.(a)*	208	5,337
PPG Industries, Inc.(a)	23	5,188
Sensient Technologies Corp.(a)	89	6,130
Sherwin-Williams Co./The(a)	20	5,690
		49,199
Commercial Services & Supplies - 2.2%
Cintas Corp.(a)	68	5,551
Covanta Holding Corp.(a)	244	5,473
Deluxe Corp.(a)	86	5,958
Republic Services, Inc.(a)	141	5,719
Waste Management, Inc.(a)	98	5,314
		28,015
Communications Equipment - 0.8%
CommScope Holding Co., Inc.(a)*	171	4,880
Palo Alto Networks, Inc.(a)*	38	5,551
		10,431
Containers & Packaging - 2.2%
Ball Corp.(a)	79	5,580
Berry Plastics Group, Inc.(a)*	170	6,152
Graphic Packaging Holding Co.(a)	353	5,133
MeadWestvaco Corp.	110	5,486
Sealed Air Corp.(a)	126	5,741
		28,092
Diversified Consumer Services - 0.4%
Graham Holdings Co., Class B(a)	5	5,248

Diversified Financial Services - 1.3%
MarketAxess Holdings, Inc.(a)	67	5,554
McGraw Hill Financial, Inc.	53	5,480
NASDAQ OMX Group, Inc./The	108	5,502
		16,536
Diversified Telecommunication Services - 0.8%
Frontier Communications Corp.(a)	668	4,709

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Momentum Fund

Schedule of Investments

March 31, 2015 (Unaudited)

	Number of Shares	Value
Level 3 Communications, Inc.(a)*	109	$5,869
		10,578
Electric Utilities - 1.2%
Edison International(a)	82	5,123
Entergy Corp.(a)	61	4,727
Pinnacle West Capital Corp.	86	5,482
		15,332
Electrical Equipment - 0.5%
Sensata Technologies Holding N.V.(a)*	102	5,860

Electronic Equipment, Instruments & Components - 1.4%
Amphenol Corp., Class A(a)	100	5,893
CDW Corp.(a)	152	5,661
IPG Photonics Corp.*	59	5,469
		17,023
Food & Staples Retailing - 0.9%
CVS Health Corp.(a)	56	5,780
Kroger Co./The(a)	75	5,749
		11,529
Food Products - 0.9%
Hain Celestial Group, Inc./The(a)*	86	5,508
WhiteWave Foods Co./The(a)*	131	5,809
		11,317
Gas Utilities - 0.9%
New Jersey Resources Corp.(a)	176	5,466
WGL Holdings, Inc.(a)	99	5,584
		11,050
Health Care Equipment & Supplies - 0.9%
Edwards Lifesciences Corp.(a)*	42	5,983
ResMed, Inc.	77	5,527
		11,510
Health Care Providers & Services - 3.7%
AmerisourceBergen Corp.	48	5,456
Anthem, Inc.(a)	37	5,713
Centene Corp.(a)*	87	6,150
Cigna Corp.(a)	44	5,695
Health Net, Inc.(a)*	100	6,049
Humana, Inc.(a)	32	5,697
UnitedHealth Group, Inc.(a)	47	5,560
VCA, Inc.(a)*	110	6,030
		46,350
Hotels, Restaurants & Leisure - 2.2%
Cracker Barrel Old Country Store, Inc.	36	5,477
Jack in the Box, Inc.(a)	55	5,276
Marriott International, Inc., Class A(a)	69	5,542
Norwegian Cruise Line Holdings Ltd.*	102	5,509
Royal Caribbean Cruises Ltd.(a)	65	5,320
		27,124
Household Durables - 1.3%
Leggett & Platt, Inc.(a)	126	5,807
Newell Rubbermaid, Inc.	140	5,470
Whirlpool Corp.(a)	25	5,052
		16,329
Household Products - 0.9%
Church & Dwight Co., Inc.(a)	69	5,894
Energizer Holdings, Inc.(a)	40	5,522
		11,416
Insurance - 1.3%
Allstate Corp./The(a)	76	5,409
First American Financial Corp.(a)	153	5,459
FNF Group(a)	156	5,735
		16,603
Internet Software & Services - 1.7%
Equinix, Inc.	24	5,588
j2 Global, Inc.	83	5,452
LinkedIn Corp., Class A(a)*	20	4,997
Rackspace Hosting, Inc.*	106	5,469
		21,506
IT Services - 2.6%
Broadridge Financial Solutions, Inc.(a)	100	5,501
Fiserv, Inc.(a)*	68	5,399
FleetCor Technologies, Inc.(a)*	36	5,433
Genpact Ltd.(a)*	241	5,603
Global Payments, Inc.(a)	58	5,318
MAXIMUS, Inc.(a)	90	6,008
		33,262
Media - 0.4%
Cinemark Holdings, Inc.	122	5,499

Multiline Retail - 0.9%
Dillard's, Inc., Class A	40	5,460
Dollar Tree, Inc.*	67	5,437
		10,897

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Momentum Fund

Schedule of Investments

March 31, 2015 (Unaudited)

	Number of Shares	Value
Multi-Utilities - 1.3%
CMS Energy Corp.(a)	148	$5,167
NiSource, Inc.(a)	125	5,520
PG&E Corp.(a)	101	5,360
		16,047
Oil, Gas & Consumable Fuels - 5.7%
Cheniere Energy, Inc.(a)*	66	5,108
Diamondback Energy, Inc.(a)*	75	5,763
EOG Resources, Inc.(a)	64	5,868
Kinder Morgan, Inc.(a)	127	5,342
Marathon Petroleum Corp.(a)	51	5,222
Newfield Exploration Co.(a)*	160	5,614
SemGroup Corp., Class A(a)	69	5,613
Targa Resources Corp.(a)	54	5,173
Tesoro Corp.(a)	58	5,295
Valero Energy Corp.(a)	87	5,535
Western Refining, Inc.	111	5,482
Williams Cos., Inc./The(a)	119	6,020
World Fuel Services Corp.(a)	98	5,633
		71,668
Pharmaceuticals - 2.2%
Actavis plc(a)*	18	5,357
Akorn, Inc.(a)*	98	4,656
Impax Laboratories, Inc.(a)*	133	6,234
Mallinckrodt plc(a)*	46	5,826
Zoetis, Inc.(a)	116	5,369
		27,442
Professional Services - 0.9%
Equifax, Inc.(a)	57	5,301
Robert Half International, Inc.(a)	92	5,568
		10,869
Real Estate Investment Trusts (REITs) - 15.5%
Alexandria Real Estate Equities, Inc.(a)	60	5,883
Apartment Investment & Management Co., Class A(a)	144	5,668
AvalonBay Communities, Inc.(a)	33	5,750
Boston Properties, Inc.(a)	42	5,900
Corrections Corp. of America	135	5,435
CubeSmart(a)	243	5,869
Digital Realty Trust, Inc.(a)	81	5,343
Duke Realty Corp.(a)	266	5,791
Equity LifeStyle Properties, Inc.(a)	104	5,715
Equity Residential(a)	75	5,840
Essex Property Trust, Inc.(a)	26	5,977
Extra Space Storage, Inc.(a)	81	5,473
Federal Realty Investment Trust(a)	40	5,888
General Growth Properties, Inc.(a)	191	5,644
GEO Group, Inc./The(a)	124	5,424
Health Care REIT, Inc.(a)	71	5,493
Healthcare Trust of America, Inc., Class A(a)	199	5,544
Iron Mountain, Inc.(a)	139	5,071
Kilroy Realty Corp.(a)	78	5,941
LaSalle Hotel Properties(a)	133	5,168
Macerich Co./The(a)	64	5,397
National Retail Properties, Inc.(a)	136	5,572
NorthStar Realty Finance Corp.(a)	305	5,527
Omega Healthcare Investors, Inc.(a)	137	5,558
Pebblebrook Hotel Trust(a)	118	5,495
Realty Income Corp.(a)	104	5,366
Regency Centers Corp.(a)	84	5,715
Ryman Hospitality Properties, Inc.(a)	90	5,482
Simon Property Group, Inc.(a)	28	5,478
SL Green Realty Corp.(a)	45	5,777
Sovran Self Storage, Inc.(a)	61	5,730
Sun Communities, Inc.(a)	79	5,271
Sunstone Hotel Investors, Inc.(a)	306	5,101
UDR, Inc.(a)	174	5,921
Vornado Realty Trust(a)	46	5,152
		195,359
Real Estate Management & Development - 0.5%
Jones Lang LaSalle, Inc.(a)	36	6,134

Road & Rail - 1.3%
Old Dominion Freight Line, Inc.(a)*	69	5,334
Ryder System, Inc.(a)	58	5,503
Union Pacific Corp.(a)	45	4,874
		15,711
Semiconductors & Semiconductor Equipment - 5.2%
Avago Technologies Ltd.(a)	42	5,333
Broadcom Corp., Class A(a)	124	5,369
Cavium, Inc.(a)*	78	5,524
Cypress Semiconductor Corp.*	390	5,503
Integrated Device Technology, Inc.(a)*	274	5,485
Intel Corp.(a)	148	4,628
Lam Research Corp.(a)	68	4,776

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Momentum Fund

Schedule of Investments

March 31, 2015 (Unaudited)

	Number of Shares	Value
Microsemi Corp.*	155	$5,487
ON Semiconductor Corp.*	453	5,486
Qorvo, Inc.(a)*	80	6,376
Skyworks Solutions, Inc.(a)	61	5,996
Synaptics, Inc.*	67	5,447
		65,410
Software - 2.2%
Electronic Arts, Inc.(a)*	94	5,529
FactSet Research Systems, Inc.(a)	35	5,572
Fortinet, Inc.(a)*	175	6,116
Manhattan Associates, Inc.(a)*	106	5,365
SS&C Technologies Holdings, Inc.(a)	88	5,482
		28,064
Specialty Retail - 3.5%
Best Buy Co., Inc.(a)	141	5,328
CarMax, Inc.(a)*	80	5,521
Foot Locker, Inc.(a)	95	5,985
L Brands, Inc.(a)	58	5,469
Lowe's Cos., Inc.(a)	72	5,356
Murphy USA, Inc.(a)*	78	5,645
Restoration Hardware Holdings, Inc.(a)*	56	5,555
Ulta Salon Cosmetics & Fragrance, Inc.(a)*	38	5,732
		44,591
Technology Hardware, Storage & Peripherals - 0.4%
Apple, Inc.(a)	42	5,226

Textiles, Apparel & Luxury Goods - 2.2%
Hanesbrands, Inc.(a)	168	5,630
lululemon athletica, Inc.(a)*	86	5,506
NIKE, Inc., Class B(a)	55	5,518
Skechers U.S.A., Inc., Class A(a)*	78	5,609
Under Armour, Inc., Class A(a)*	70	5,652
		27,915
Tobacco - 0.8%
Altria Group, Inc.(a)	95	4,752
Reynolds American, Inc.(a)	71	4,893
		9,645
Trading Companies & Distributors - 0.5%
HD Supply Holdings, Inc.(a)*	182	5,670

Water Utilities - 0.4%
American Water Works Co., Inc.(a)	99	5,367

Total Common Stocks
(Cost $975,310)		1,104,901

	Principal Amount
U.S. Government & Agency Security - 4.0%
U.S. Treasury Bill
0.16%, due 12/10/15(a)(b)	$50,000	49,943
Total U.S. Government & Agency Security
(Cost $49,907)		49,943
Total Securities Held Long
(Cost $1,025,217)		1,154,844

	Number of Shares
Securities Sold Short - (85.4%)
Common Stocks - (85.0%)
Aerospace & Defense - (0.8%)
Precision Castparts Corp.	(23)	(4,830)
Triumph Group, Inc.	(91)	(5,434)
		(10,264)
Auto Components - (1.3%)
Dana Holding Corp.	(263)	(5,565)
Goodyear Tire & Rubber Co./The	(206)	(5,579)
Tenneco, Inc.*	(93)	(5,340)
		(16,484)
Automobiles - (0.9%)
Harley-Davidson, Inc.	(85)	(5,163)
Tesla Motors, Inc.*	(29)	(5,474)
		(10,637)
Banks - (8.7%)
Bank of America Corp.	(375)	(5,771)
BankUnited, Inc.	(178)	(5,828)
BB&T Corp.	(142)	(5,537)
BOK Financial Corp.	(92)	(5,632)
CIT Group, Inc.	(111)	(5,008)
Citigroup, Inc.	(100)	(5,152)
Comerica, Inc.	(115)	(5,190)
Commerce Bancshares, Inc.	(131)	(5,544)
Cullen/Frost Bankers, Inc.	(76)	(5,250)
Fifth Third Bancorp	(279)	(5,259)
First Niagara Financial Group, Inc.	(660)	(5,835)

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Momentum Fund

Schedule of Investments

March 31, 2015 (Unaudited)

	Number of Shares	Value
First Republic Bank	(105)	$(5,995)
FirstMerit Corp.	(300)	(5,718)
KeyCorp	(389)	(5,508)
Prosperity Bancshares, Inc.	(105)	(5,510)
Regions Financial Corp.	(565)	(5,339)
Signature Bank*	(43)	(5,572)
SVB Financial Group*	(44)	(5,590)
Umpqua Holdings Corp.	(318)	(5,463)
Zions Bancorp	(202)	(5,454)
		(110,155)
Beverages - (0.4%)
Coca-Cola Enterprises, Inc.	(125)	(5,525)

Biotechnology - (1.7%)
Alexion Pharmaceuticals, Inc.*	(30)	(5,199)
Cepheid, Inc.*	(99)	(5,633)
Intercept Pharmaceuticals, Inc.*	(20)	(5,640)
Seattle Genetics, Inc.*	(150)	(5,303)
		(21,775)
Building Products - (0.4%)
USG Corp.*	(192)	(5,126)

Capital Markets - (1.3%)
Franklin Resources, Inc.	(95)	(4,876)
LPL Financial Holdings, Inc.	(127)	(5,570)
Waddell & Reed Financial, Inc., Class A	(111)	(5,499)
		(15,945)
Chemicals - (1.2%)
Albemarle Corp.	(95)	(5,020)
Cabot Corp.	(120)	(5,400)
FMC Corp.	(86)	(4,923)
		(15,343)
Communications Equipment - (0.9%)
Juniper Networks, Inc.	(250)	(5,645)
ViaSat, Inc.*	(94)	(5,603)
		(11,248)
Construction & Engineering - (1.7%)
AECOM*	(180)	(5,548)
Fluor Corp.	(94)	(5,373)
Jacobs Engineering Group, Inc.*	(122)	(5,509)
Quanta Services, Inc.*	(188)	(5,364)
		(21,794)
Consumer Finance - (1.3%)
American Express Co.	(66)	(5,156)
Santander Consumer USA Holdings, Inc.	(240)	(5,553)
SLM Corp.*	(610)	(5,661)
		(16,370)
Containers & Packaging - (0.4%)
Owens-Illinois, Inc.*	(212)	(4,944)

Distributors - (0.5%)
LKQ Corp.*	(219)	(5,598)

Diversified Consumer Services - (0.9%)
Apollo Education Group, Inc.*	(295)	(5,581)
Sotheby's	(133)	(5,621)
		(11,202)
Diversified Financial Services - (0.4%)
Leucadia National Corp.	(233)	(5,194)

Electric Utilities - (0.4%)
ITC Holdings Corp.	(148)	(5,540)

Electrical Equipment - (2.2%)
Babcock & Wilcox Co./The	(183)	(5,873)
Emerson Electric Co.	(99)	(5,605)
EnerSys	(83)	(5,332)
Generac Holdings, Inc.*	(109)	(5,307)
Hubbell, Inc., Class B	(51)	(5,591)
		(27,708)
Electronic Equipment, Instruments & Components - (1.7%)
Dolby Laboratories, Inc., Class A	(146)	(5,571)
FEI Co.	(70)	(5,344)
Ingram Micro, Inc., Class A*	(220)	(5,527)
Trimble Navigation Ltd.*	(206)	(5,191)
		(21,633)
Energy Equipment & Services - (1.7%)
Core Laboratories N.V.	(49)	(5,120)
Dril-Quip, Inc.*	(67)	(4,582)
Ensco plc, Class A	(262)	(5,520)
Noble Corp. plc	(387)	(5,527)
		(20,749)

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Momentum Fund

Schedule of Investments

March 31, 2015 (Unaudited)

	Number of Shares	Value
Food & Staples Retailing - (0.4%)
Sprouts Farmers Market, Inc.*	(147)	$(5,179)

Food Products - (0.9%)
Darling Ingredients, Inc.*	(397)	(5,562)
Flowers Foods, Inc.	(276)	(6,276)
		(11,838)
Gas Utilities - (1.2%)
AGL Resources, Inc.	(111)	(5,511)
National Fuel Gas Co.	(78)	(4,706)
Questar Corp.	(224)	(5,344)
		(15,561)
Health Care Equipment & Supplies - (1.7%)
Align Technology, Inc.*	(95)	(5,109)
Baxter International, Inc.	(74)	(5,069)
St Jude Medical, Inc.	(83)	(5,428)
Varian Medical Systems, Inc.*	(62)	(5,834)
		(21,440)
Health Care Providers & Services - (1.4%)
Envision Healthcare Holdings, Inc.*	(156)	(5,983)
Express Scripts Holding Co.*	(64)	(5,553)
Tenet Healthcare Corp.*	(117)	(5,793)
		(17,329)
Health Care Technology - (0.4%)
athenahealth, Inc.*	(43)	(5,134)

Hotels, Restaurants & Leisure - (2.5%)
Dunkin' Brands Group, Inc.	(116)	(5,517)
Las Vegas Sands Corp.	(93)	(5,119)
McDonald's Corp.	(56)	(5,456)
MGM Resorts International*	(253)	(5,320)
Panera Bread Co., Class A*	(33)	(5,280)
Wynn Resorts Ltd.	(36)	(4,532)
		(31,224)
Household Durables - (0.9%)
Toll Brothers, Inc.*	(141)	(5,547)
Tupperware Brands Corp.	(81)	(5,591)
		(11,138)
Independent Power and Renewable Electricity Producers - (1.3%)
AES Corp./The	(392)	(5,037)
Calpine Corp.*	(244)	(5,581)
NRG Energy, Inc.	(227)	(5,718)
		(16,336)
Insurance - (4.2%)
Aflac, Inc.	(90)	(5,761)
Arthur J. Gallagher & Co.	(112)	(5,236)
Assurant, Inc.	(88)	(5,404)
CNO Financial Group, Inc.	(314)	(5,407)
Genworth Financial, Inc., Class A*	(702)	(5,132)
Loews Corp.	(130)	(5,308)
MetLife, Inc.	(106)	(5,358)
Old Republic International Corp.	(356)	(5,319)
Prudential Financial, Inc.	(63)	(5,059)
Unum Group	(161)	(5,431)
		(53,415)
Internet & Catalog Retail - (1.7%)
Amazon.com, Inc.*	(14)	(5,209)
Groupon, Inc.*	(718)	(5,177)
Priceline Group, Inc./The*	(5)	(5,821)
TripAdvisor, Inc.*	(61)	(5,073)
		(21,280)
Internet Software & Services - (2.2%)
AOL, Inc.*	(134)	(5,308)
IAC/InterActiveCorp	(80)	(5,398)
Pandora Media, Inc.*	(343)	(5,560)
Twitter, Inc.*	(113)	(5,659)
Yelp, Inc.*	(113)	(5,350)
		(27,275)
IT Services - (0.9%)
International Business Machines Corp.	(33)	(5,296)
Teradata Corp.*	(125)	(5,518)
		(10,814)
Leisure Products - (0.4%)
Mattel, Inc.	(205)	(4,684)

Life Sciences Tools & Services - (2.3%)
Bio-Rad Laboratories, Inc., Class A*	(45)	(6,083)
Bio-Techne Corp.	(58)	(5,817)
Bruker Corp.*	(284)	(5,245)
Thermo Fisher Scientific, Inc.	(42)	(5,642)
Waters Corp.*	(46)	(5,719)
		(28,506)

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Momentum Fund

Schedule of Investments

March 31, 2015 (Unaudited)

	Number of Shares	Value
Machinery - (6.7%)
AGCO Corp.	(109)	$(5,193)
Caterpillar, Inc.	(65)	(5,202)
Colfax Corp.*	(105)	(5,012)
Crane Co.	(89)	(5,554)
Donaldson Co., Inc.	(146)	(5,506)
Dover Corp.	(80)	(5,530)
Flowserve Corp.	(90)	(5,084)
ITT Corp.	(132)	(5,268)
Joy Global, Inc.	(116)	(4,545)
Kennametal, Inc.	(155)	(5,222)
Manitowoc Co., Inc./The	(245)	(5,282)
Navistar International Corp.*	(195)	(5,752)
Oshkosh Corp.	(121)	(5,903)
Pentair plc	(81)	(5,094)
SPX Corp.	(63)	(5,349)
Terex Corp.	(197)	(5,238)
		(84,734)
Marine - (0.4%)
Kirby Corp.*	(67)	(5,028)

Media - (3.4%)
AMC Networks, Inc., Class A*	(75)	(5,748)
CBS Corp., Class B	(92)	(5,578)
Discovery Communications, Inc., Class A*	(166)	(5,106)
Discovery Communications, Inc., Class C*	(177)	(5,217)
News Corp., Class A*	(347)	(5,555)
Scripps Networks Interactive, Inc., Class A	(81)	(5,553)
Tribune Media Co., Class A	(92)	(5,595)
Viacom, Inc., Class B	(72)	(4,918)
		(43,270)
Metals & Mining - (1.3%)
Freeport-McMoRan, Inc.	(250)	(4,737)
Reliance Steel & Aluminum Co.	(95)	(5,803)
United States Steel Corp.	(240)	(5,856)
		(16,396)
Multi-Utilities - (1.2%)
CenterPoint Energy, Inc.	(262)	(5,348)
Dominion Resources, Inc.	(74)	(5,244)
MDU Resources Group, Inc.	(220)	(4,695)
		(15,287)
Oil, Gas & Consumable Fuels - (3.7%)
Antero Resources Corp.*	(157)	(5,545)
Cobalt International Energy, Inc.*	(534)	(5,025)
CONSOL Energy, Inc.	(169)	(4,713)
Denbury Resources, Inc.	(634)	(4,622)
Gulfport Energy Corp.*	(117)	(5,371)
Range Resources Corp.	(109)	(5,672)
SM Energy Co.	(111)	(5,737)
Southwestern Energy Co.*	(215)	(4,986)
Whiting Petroleum Corp.*	(164)	(5,068)
		(46,739)
Paper & Forest Products - (0.4%)
Domtar Corp.	(119)	(5,500)

Personal Products - (0.4%)
Avon Products, Inc.	(637)	(5,090)

Pharmaceuticals - (1.4%)
Merck & Co., Inc.	(96)	(5,518)
Perrigo Co. plc	(34)	(5,629)
Pfizer, Inc.	(172)	(5,984)
		(17,131)
Real Estate Investment Trusts (REITs) - (1.8%)
American Homes 4 Rent, Class A	(338)	(5,594)
American Realty Capital Properties, Inc.	(577)	(5,683)
Equity Commonwealth*	(205)	(5,443)
Rayonier, Inc.	(198)	(5,338)
		(22,058)
Real Estate Management & Development - (0.9%)
Howard Hughes Corp./The*	(36)	(5,581)
Realogy Holdings Corp.*	(118)	(5,366)
		(10,947)
Road & Rail - (0.4%)
Hertz Global Holdings, Inc.*	(235)	(5,095)

Semiconductors & Semiconductor Equipment - (0.9%)
Cree, Inc.*	(149)	(5,288)
Xilinx, Inc.	(128)	(5,414)
		(10,702)
Software - (3.7%)
Aspen Technology, Inc.*	(140)	(5,389)
FireEye, Inc.*	(122)	(4,788)

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Momentum Fund

Schedule of Investments

March 31, 2015 (Unaudited)

	Number of Shares	Value
NetSuite, Inc.*	(56)	$(5,195)
Nuance Communications, Inc.*	(354)	(5,080)
PTC, Inc.*	(155)	(5,606)
Solera Holdings, Inc.	(102)	(5,269)
Splunk, Inc.*	(80)	(4,736)
VMware, Inc., Class A*	(65)	(5,331)
Workday, Inc., Class A*	(66)	(5,571)
		(46,965)
Specialty Retail - (1.8%)
Cabela's, Inc.*	(99)	(5,542)
Dick's Sporting Goods, Inc.	(107)	(6,098)
DSW, Inc., Class A	(154)	(5,679)
Tiffany & Co.	(63)	(5,545)
		(22,864)
Technology Hardware, Storage & Peripherals - (0.4%)
NCR Corp.*	(184)	(5,430)

Textiles, Apparel & Luxury Goods - (2.5%)
Coach, Inc.	(124)	(5,137)
Fossil Group, Inc.*	(63)	(5,194)
Kate Spade & Co.*	(169)	(5,643)
Michael Kors Holdings Ltd.*	(80)	(5,260)
PVH Corp.	(51)	(5,435)
Ralph Lauren Corp.	(39)	(5,129)
		(31,798)
Thrifts & Mortgage Finance - (0.4%)
People's United Financial, Inc.	(365)	(5,548)

Trading Companies & Distributors - (1.3%)
Fastenal Co.	(134)	(5,552)
MSC Industrial Direct Co., Inc., Class A	(77)	(5,560)
WESCO International, Inc.*	(71)	(4,962)
		(16,074)
Wireless Telecommunication Services - (0.8%)
Sprint Corp.*	(1,061)	(5,029)
T-Mobile US, Inc.*	(164)	(5,197)
		(10,226)

Total Common Stocks (Proceeds Received $1,113,879)		(1,071,269)
Master Limited Partnership - (0.4%)
Oil, Gas & Consumable Fuels - (0.4%)
Boardwalk Pipeline Partners LP	(334)	(5,377)
Total Master Limited Partnership (Proceeds Received $5,090)		(5,377)

Total Securities Sold Short (Proceeds Received $1,118,969)		(1,076,646)
Other assets less liabilities — 93.8%		1,182,572
Net Assets — 100.0%		$1,260,770

*	Non-income producing security.
(a)	All or a portion of these securities were held in a segregated account as collateral for securities sold short. At March 31, 2015, the aggregate amount held in a segregated account was $1,017,873.
(b)	Yield to maturity.

As of March 31, 2015, the gross unrealized appreciation (depreciation) of investments (both long and short positions) based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$211,480
Aggregate gross unrealized depreciation	(40,794)
Net unrealized appreciation	$170,686
Federal income tax cost of investments	$(92,488)

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Momentum Fund

Schedule of Investments

March 31, 2015 (Unaudited)

Total Return Swap Agreements

Notional Amount		Expiration Date	Counterparty	Fund Pays	Fund Receives	Net Unrealized Appreciation/(Depreciation)
128,244	USD	10/05/2015	Morgan Stanley	0.63%	Dow Jones U.S. Thematic Market Neutral Momentum Index (Fund has long exposure to high momentum companies(1))	$35,932
(123,878	) USD	10/05/2015	Morgan Stanley	Dow Jones U.S. Thematic Market Neutral Momentum Index (Fund has short exposure to low momentum companies(1))	(0.07)%	(24,572)
						$11,360

(1)	A stock’s momentum is based on its total return, which is a function of price performance and dividend returns over the first twelve of the last thirteen months. High momentum stocks are those stocks with higher total returns, and low momentum stocks are those stocks with lower total returns. Please refer to ‘‘Principal Investment Strategies’’ in the Fund’s Prospectus for additional information about the Fund’s Target Index.

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Value Fund

Schedule of Investments

March 31, 2015 (Unaudited)

	Number of Shares	Value
Securities Held Long - 94.3%
Common Stocks - 86.5%
Aerospace & Defense - 1.7%
L-3 Communications Holdings, Inc.(a)	86	$10,818
Orbital ATK, Inc.	144	11,035
Textron, Inc.(a)	254	11,260
Triumph Group, Inc.(a)	188	11,227
		44,340
Airlines - 2.2%
Alaska Air Group, Inc.(a)	174	11,515
Delta Air Lines, Inc.(a)	250	11,240
JetBlue Airways Corp.(a)*	576	11,088
Southwest Airlines Co.(a)	258	11,430
United Continental Holdings, Inc.*	164	11,029
		56,302
Auto Components - 1.7%
Dana Holding Corp.(a)	510	10,791
Johnson Controls, Inc.(a)	222	11,198
Lear Corp.(a)	104	11,525
Tenneco, Inc.(a)*	192	11,025
		44,539
Automobiles - 0.9%
Ford Motor Co.(a)	688	11,104
General Motors Co.(a)	302	11,325
		22,429
Banks - 4.4%
Bank of America Corp.(a)	710	10,927
Citigroup, Inc.(a)	214	11,025
Fifth Third Bancorp(a)	580	10,933
First Niagara Financial Group, Inc.(a)	1,268	11,209
JPMorgan Chase & Co.(a)	184	11,147
PNC Financial Services Group, Inc.(a)	122	11,375
Popular, Inc.(a)*	340	11,693
Prosperity Bancshares, Inc.(a)	216	11,336
Regions Financial Corp.(a)	1,172	11,075
SunTrust Banks, Inc.(a)	274	11,259
		111,979
Beverages - 0.4%
Molson Coors Brewing Co., Class B(a)	148	11,019

Biotechnology - 0.4%
Gilead Sciences, Inc.*	112	10,991

Building Products - 0.4%
Owens Corning	256	11,110

Capital Markets - 0.4%
Goldman Sachs Group, Inc./The(a)	58	10,902

Chemicals - 1.3%
Cabot Corp.(a)	248	11,160
Eastman Chemical Co.(a)	150	10,389
Huntsman Corp.(a)	502	11,129
		32,678
Commercial Services & Supplies - 1.3%
ADT Corp./The(a)	286	11,875
R.R. Donnelley & Sons Co.(a)	582	11,169
Republic Services, Inc.(a)	274	11,113
		34,157
Communications Equipment - 1.7%
ARRIS Group, Inc.(a)*	384	11,096
Brocade Communications Systems, Inc.(a)	904	10,726
Cisco Systems, Inc.(a)	382	10,514
Juniper Networks, Inc.(a)	470	10,613
		42,949
Construction & Engineering - 1.8%
AECOM(a)*	374	11,527
EMCOR Group, Inc.	238	11,060
Fluor Corp.	192	10,975
Jacobs Engineering Group, Inc.(a)*	254	11,470
		45,032
Consumer Finance - 0.9%
Ally Financial, Inc.(a)*	542	11,371
Capital One Financial Corp.(a)	142	11,193
		22,564
Containers & Packaging - 0.4%
Owens-Illinois, Inc.(a)*	430	10,028

Diversified Consumer Services - 0.8%
Apollo Education Group, Inc.*	586	11,087

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Value Fund

Schedule of Investments

March 31, 2015 (Unaudited)

	Number of Shares	Value
DeVry Education Group, Inc.(a)	308	$10,275
		21,362
Diversified Financial Services - 0.4%
Voya Financial, Inc.(a)	256	11,036

Diversified Telecommunication Services - 0.8%
AT&T, Inc.(a)	326	10,644
CenturyLink, Inc.(a)	296	10,227
		20,871
Electric Utilities - 2.6%
Entergy Corp.(a)	142	11,004
Exelon Corp.(a)	332	11,158
FirstEnergy Corp.(a)	320	11,219
Great Plains Energy, Inc.(a)	422	11,259
Portland General Electric Co.(a)	304	11,275
PPL Corp.(a)	330	11,108
		67,023
Electrical Equipment - 0.9%
EnerSys	174	11,178
Regal-Beloit Corp.(a)	144	11,508
		22,686
Electronic Equipment, Instruments & Components - 1.7%
Arrow Electronics, Inc.(a)*	182	11,129
Corning, Inc.(a)	462	10,478
Dolby Laboratories, Inc., Class A(a)	278	10,608
Jabil Circuit, Inc.(a)	512	11,971
		44,186
Energy Equipment & Services - 2.9%
Cameron International Corp.*	244	11,009
Diamond Offshore Drilling, Inc.(a)	374	10,020
Ensco plc, Class A(a)	520	10,956
National Oilwell Varco, Inc.(a)	206	10,298
Noble Corp. plc(a)	768	10,967
Rowan Cos., plc, Class A(a)	626	11,087
Transocean Ltd.(a)	696	10,210
		74,547
Food & Staples Retailing - 0.4%
Wal-Mart Stores, Inc.(a)	134	11,021

Food Products - 2.2%
Archer-Daniels-Midland Co.(a)	234	11,091
Bunge Ltd.(a)	138	11,366
ConAgra Foods, Inc.(a)	322	11,763
Ingredion, Inc.(a)	136	10,583
Tyson Foods, Inc., Class A(a)	270	10,341
		55,144
Health Care Equipment & Supplies - 0.9%
Baxter International, Inc.(a)	162	11,097
DENTSPLY International, Inc.	216	10,992
		22,089
Health Care Providers & Services - 5.8%
Aetna, Inc.(a)	112	11,931
Anthem, Inc.(a)	76	11,735
Centene Corp.(a)*	156	11,028
Community Health Systems, Inc.(a)*	232	12,129
DaVita HealthCare Partners, Inc.(a)*	136	11,054
Express Scripts Holding Co.(a)*	132	11,454
HCA Holdings, Inc.*	146	10,984
Health Net, Inc.(a)*	196	11,856
Laboratory Corp. of America Holdings(a)*	92	11,600
LifePoint Hospitals, Inc.(a)*	158	11,605
Quest Diagnostics, Inc.(a)	144	11,066
UnitedHealth Group, Inc.(a)	98	11,593
Universal Health Services, Inc., Class B(a)	100	11,771
		149,806
Hotels, Restaurants & Leisure - 0.9%
Carnival Corp.(a)	232	11,099
Royal Caribbean Cruises Ltd.(a)	148	12,114
		23,213
Household Durables - 0.9%
Toll Brothers, Inc.*	282	11,094
Whirlpool Corp.(a)	54	10,911
		22,005
Independent Power and Renewable Electricity Producers - 0.4%
AES Corp./The(a)	876	11,257

Industrial Conglomerates - 0.4%
General Electric Co.(a)	432	10,718

Insurance - 10.5%
ACE Ltd.(a)	98	10,926
American Financial Group, Inc.(a)	178	11,419

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Value Fund

Schedule of Investments

March 31, 2015 (Unaudited)

	Number of Shares	Value
American International Group, Inc.(a)	204	$11,177
Aspen Insurance Holdings Ltd.(a)	246	11,618
Assurant, Inc.(a)	182	11,177
Assured Guaranty Ltd.(a)	422	11,137
Axis Capital Holdings Ltd.(a)	216	11,141
CNO Financial Group, Inc.(a)	690	11,882
Endurance Specialty Holdings Ltd.(a)	178	10,883
Everest Re Group Ltd.(a)	64	11,136
Genworth Financial, Inc., Class A(a)*	1,456	10,643
Hanover Insurance Group, Inc./The(a)	160	11,613
Hartford Financial Services Group, Inc./The(a)	274	11,459
Lincoln National Corp.(a)	194	11,147
Loews Corp.	270	11,024
MetLife, Inc.(a)	220	11,121
Prudential Financial, Inc.(a)	138	11,083
Reinsurance Group of America, Inc.(a)	126	11,742
RenaissanceRe Holdings Ltd.(a)	110	10,970
StanCorp Financial Group, Inc.(a)	168	11,525
Travelers Cos., Inc./The(a)	104	11,245
Unum Group(a)	334	11,266
Validus Holdings Ltd.(a)	270	11,367
XL Group plc(a)	310	11,408
		270,109
Internet Software & Services - 0.4%
AOL, Inc.(a)*	278	11,012

IT Services - 1.3%
Amdocs Ltd.(a)	214	11,642
Computer Sciences Corp.(a)	158	10,314
Xerox Corp.(a)	826	10,614
		32,570
Leisure Products - 0.4%
Mattel, Inc.(a)	484	11,059

Life Sciences Tools & Services - 0.5%
Bio-Rad Laboratories, Inc., Class A(a)*	88	11,896

Machinery - 4.7%
AGCO Corp.(a)	226	10,767
Allison Transmission Holdings, Inc.(a)	352	11,243
Caterpillar, Inc.(a)	136	10,884
Cummins, Inc.(a)	78	10,814
Joy Global, Inc.(a)	284	11,127
Kennametal, Inc.(a)	322	10,848
PACCAR, Inc.(a)	176	11,113
Pentair plc(a)	170	10,691
Stanley Black & Decker, Inc.(a)	114	10,871
Timken Co./The(a)	264	11,125
Trinity Industries, Inc.(a)	334	11,860
		121,343
Marine - 0.4%
Kirby Corp.(a)*	146	10,957

Media - 2.1%
Comcast Corp., Class A(a)	190	10,729
Gannett Co., Inc.(a)	316	11,717
John Wiley & Sons, Inc., Class A(a)	174	10,638
Liberty Media Corp.(a)*	292	11,155
News Corp., Class A(a)*	650	10,407
		54,646
Metals & Mining - 2.2%
Alcoa, Inc.	856	11,059
Freeport-McMoRan, Inc.(a)	584	11,067
Reliance Steel & Aluminum Co.(a)	198	12,094
Steel Dynamics, Inc.(a)	552	11,095
United States Steel Corp.(a)	472	11,517
		56,832
Multiline Retail - 1.8%
Dillard's, Inc., Class A(a)	86	11,740
Kohl's Corp.(a)	152	11,894
Macy's, Inc.(a)	176	11,424
Target Corp.(a)	146	11,982
		47,040
Multi-Utilities - 1.3%
Consolidated Edison, Inc.(a)	178	10,858
MDU Resources Group, Inc.(a)	504	10,755
Public Service Enterprise Group, Inc.(a)	268	11,235
		32,848
Oil, Gas & Consumable Fuels - 2.6%
Denbury Resources, Inc.(a)	1,486	10,833
HollyFrontier Corp.(a)	256	10,309
Marathon Petroleum Corp.	108	11,058

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Value Fund

Schedule of Investments

March 31, 2015 (Unaudited)

	Number of Shares	Value
Phillips 66(a)	142	$11,161
Valero Energy Corp.(a)	182	11,579
Western Refining, Inc.(a)	240	11,854
		66,794
Paper & Forest Products - 0.4%
Domtar Corp.(a)	246	11,370

Personal Products - 0.4%
Herbalife Ltd.(a)*	260	11,118

Pharmaceuticals - 0.4%
Pfizer, Inc.(a)	326	11,341

Real Estate Investment Trusts (REITs) - 2.6%
American Capital Agency Corp.(a)	524	11,177
Annaly Capital Management, Inc.(a)	1,058	11,003
Chimera Investment Corp.(a)	3,498	10,984
MFA Financial, Inc.(a)	1,416	11,130
Starwood Property Trust, Inc.(a)	462	11,226
Two Harbors Investment Corp.(a)	1,076	11,427
		66,947
Road & Rail - 0.9%
Avis Budget Group, Inc.(a)*	184	10,859
Ryder System, Inc.(a)	120	11,387
		22,246
Semiconductors & Semiconductor Equipment - 2.1%
Intel Corp.(a)	338	10,569
Marvell Technology Group Ltd.(a)	692	10,172
Micron Technology, Inc.(a)*	408	11,069
ON Semiconductor Corp.(a)*	878	10,633
Teradyne, Inc.(a)	580	10,933
		53,376
Software - 1.7%
CA, Inc.(a)	344	11,218
Nuance Communications, Inc.(a)*	782	11,222
Symantec Corp.(a)	446	10,421
Synopsys, Inc.(a)*	242	11,209
		44,070
Specialty Retail - 2.7%
Bed Bath & Beyond, Inc.(a)*	150	11,516
Best Buy Co., Inc.(a)	294	11,110
Dick's Sporting Goods, Inc.(a)	208	11,854
GameStop Corp., Class A(a)	304	11,540
Gap, Inc./The(a)	270	11,699
Staples, Inc.(a)	672	10,944
		68,663
Technology Hardware, Storage & Peripherals - 2.6%
EMC Corp.(a)	434	11,093
Hewlett-Packard Co.(a)	322	10,033
Lexmark International, Inc., Class A(a)	262	11,093
NCR Corp.(a)*	382	11,273
NetApp, Inc.	310	10,993
Western Digital Corp.(a)	122	11,103
		65,588
Textiles, Apparel & Luxury Goods - 0.9%
Fossil Group, Inc.(a)*	132	10,884
PVH Corp.(a)	106	11,295
		22,179
Trading Companies & Distributors - 1.7%
Air Lease Corp.(a)	292	11,020
GATX Corp.(a)	180	10,437
United Rentals, Inc.(a)*	120	10,939
WESCO International, Inc.(a)*	162	11,322
		43,718
Total Common Stocks
(Cost $2,233,047)		2,225,705

	Principal Amount
U.S. Government & Agency Security - 7.8%
U.S. Treasury Bill
0.16%, due 12/10/15(a)(b)	$200,000	199,771
Total U.S. Government & Agency Security
(Cost $199,626)		199,771
Total Securities Held Long
(Cost $2,432,673)		2,425,476

	Number of Shares
Securities Sold Short - (87.2%)
Common Stocks - (87.2%)
Aerospace & Defense - (1.3%)
B/E Aerospace, Inc.	(178)	(11,324)
HEICO Corp.	(190)	(11,603)

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Value Fund

Schedule of Investments

March 31, 2015 (Unaudited)

	Number of Shares	Value
TransDigm Group, Inc.	(52)	$(11,374)
		(34,301)
Air Freight & Logistics - (0.9%)
C.H. Robinson Worldwide, Inc.	(152)	(11,129)
Expeditors International of Washington, Inc.	(234)	(11,274)
		(22,403)
Automobiles - (0.4%)
Tesla Motors, Inc.*	(56)	(10,571)

Beverages - (0.9%)
Brown-Forman Corp., Class B	(124)	(11,203)
Monster Beverage Corp.*	(80)	(11,072)
		(22,275)
Biotechnology - (5.6%)
Alexion Pharmaceuticals, Inc.*	(62)	(10,745)
Alkermes plc*	(180)	(10,975)
Alnylam Pharmaceuticals, Inc.*	(110)	(11,486)
BioMarin Pharmaceutical, Inc.*	(88)	(10,967)
Cepheid, Inc.*	(198)	(11,266)
Incyte Corp.*	(132)	(12,099)
Intercept Pharmaceuticals, Inc.*	(40)	(11,281)
Isis Pharmaceuticals, Inc.*	(164)	(10,442)
Medivation, Inc.*	(86)	(11,100)
Puma Biotechnology, Inc.*	(46)	(10,861)
Regeneron Pharmaceuticals, Inc.*	(24)	(10,835)
Seattle Genetics, Inc.*	(312)	(11,029)
Vertex Pharmaceuticals, Inc.*	(94)	(11,089)
		(144,175)
Building Products - (1.4%)
Allegion plc	(196)	(11,989)
Lennox International, Inc.	(108)	(12,063)
Masco Corp.	(430)	(11,481)
		(35,533)
Capital Markets - (1.3%)
Charles Schwab Corp./The	(384)	(11,689)
NorthStar Asset Management Group, Inc.	(462)	(10,783)
SEI Investments Co.	(262)	(11,552)
		(34,024)
Chemicals - (4.3%)
Air Products & Chemicals, Inc.	(74)	(11,194)
Ecolab, Inc.	(98)	(11,209)
International Flavors & Fragrances, Inc.	(92)	(10,801)
Monsanto Co.	(94)	(10,579)
NewMarket Corp.	(24)	(11,467)
PPG Industries, Inc.	(48)	(10,826)
RPM International, Inc.	(222)	(10,654)
Sherwin-Williams Co./The	(40)	(11,380)
Valspar Corp./The	(130)	(10,924)
W.R. Grace & Co.*	(114)	(11,271)
		(110,305)
Commercial Services & Supplies - (0.5%)
Stericycle, Inc.*	(84)	(11,796)

Communications Equipment - (0.5%)
Palo Alto Networks, Inc.*	(80)	(11,686)

Construction Materials - (0.4%)
Vulcan Materials Co.	(136)	(11,465)

Containers & Packaging - (0.4%)
Sealed Air Corp.	(240)	(10,934)

Distributors - (0.4%)
Pool Corp.	(162)	(11,301)

Diversified Financial Services - (2.3%)
CBOE Holdings, Inc.	(188)	(10,792)
MarketAxess Holdings, Inc.	(140)	(11,606)
McGraw Hill Financial, Inc.	(110)	(11,374)
Moody's Corp.	(116)	(12,041)
MSCI, Inc.	(200)	(12,262)
		(58,075)
Diversified Telecommunication Services - (0.4%)
Windstream Holdings, Inc.	(1,434)	(10,612)

Electric Utilities - (0.4%)
ITC Holdings Corp.	(292)	(10,930)

Electrical Equipment - (0.5%)
Acuity Brands, Inc.	(70)	(11,771)

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Value Fund

Schedule of Investments

March 31, 2015 (Unaudited)

	Number of Shares	Value
Electronic Equipment, Instruments & Components - (1.3%)
Amphenol Corp., Class A	(200)	$(11,786)
Cognex Corp.*	(224)	(11,108)
IPG Photonics Corp.*	(120)	(11,124)
		(34,018)
Energy Equipment & Services - (0.4%)
Core Laboratories N.V.	(102)	(10,658)

Food & Staples Retailing - (0.4%)
Sprouts Farmers Market, Inc.*	(306)	(10,780)

Food Products - (2.1%)
Hain Celestial Group, Inc./The*	(180)	(11,529)
Hershey Co./The	(108)	(10,898)
Keurig Green Mountain, Inc.	(90)	(10,056)
Mead Johnson Nutrition Co.	(108)	(10,857)
WhiteWave Foods Co./The*	(250)	(11,085)
		(54,425)
Gas Utilities - (0.9%)
National Fuel Gas Co.	(176)	(10,618)
Questar Corp.	(482)	(11,501)
		(22,119)
Health Care Equipment & Supplies - (0.9%)
DexCom, Inc.*	(186)	(11,595)
IDEXX Laboratories, Inc.*	(72)	(11,123)
		(22,718)
Health Care Technology - (0.9%)
athenahealth, Inc.*	(88)	(10,506)
Medidata Solutions, Inc.*	(234)	(11,476)
		(21,982)
Hotels, Restaurants & Leisure - (4.3%)
Buffalo Wild Wings, Inc.*	(58)	(10,512)
Chipotle Mexican Grill, Inc.*	(18)	(11,710)
Cracker Barrel Old Country Store, Inc.	(74)	(11,258)
Domino's Pizza, Inc.	(110)	(11,060)
Dunkin' Brands Group, Inc.	(240)	(11,414)
Hilton Worldwide Holdings, Inc.*	(372)	(11,019)
Jack in the Box, Inc.	(116)	(11,127)
Marriott International, Inc., Class A	(136)	(10,924)
Starbucks Corp.	(120)	(11,364)
Yum! Brands, Inc.	(140)	(11,021)
		(111,409)
Household Products - (1.3%)
Church & Dwight Co., Inc.	(132)	(11,275)
Clorox Co./The	(104)	(11,481)
Colgate-Palmolive Co.	(160)	(11,094)
		(33,850)
Independent Power and Renewable Electricity Producers - (0.5%)
Calpine Corp.*	(532)	(12,167)

Internet & Catalog Retail - (1.6%)
Amazon.com, Inc.*	(30)	(11,163)
Groupon, Inc.*	(1,378)	(9,935)
Netflix, Inc.*	(24)	(10,001)
TripAdvisor, Inc.*	(126)	(10,479)
		(41,578)
Internet Software & Services - (3.0%)
CoStar Group, Inc.*	(58)	(11,474)
Facebook, Inc., Class A*	(144)	(11,839)
LinkedIn Corp., Class A*	(42)	(10,494)
Pandora Media, Inc.*	(686)	(11,120)
Twitter, Inc.*	(234)	(11,719)
Yelp, Inc.*	(234)	(11,080)
Zillow Group, Inc., Class A*	(100)	(10,030)
		(77,756)
IT Services - (3.4%)
Automatic Data Processing, Inc.	(126)	(10,791)
FleetCor Technologies, Inc.*	(74)	(11,168)
Gartner, Inc.*	(136)	(11,403)
Global Payments, Inc.	(122)	(11,185)
MasterCard, Inc., Class A	(126)	(10,885)
MAXIMUS, Inc.	(166)	(11,082)
Paychex, Inc.	(226)	(11,213)
Visa, Inc., Class A	(168)	(10,989)
		(88,716)
Life Sciences Tools & Services - (0.9%)
Illumina, Inc.*	(58)	(10,767)
Mettler-Toledo International, Inc.*	(36)	(11,831)
		(22,598)
Machinery - (2.6%)
Graco, Inc.	(148)	(10,679)

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Value Fund

Schedule of Investments

March 31, 2015 (Unaudited)

	Number of Shares	Value
Middleby Corp./The*	(106)	$(10,881)
Navistar International Corp.*	(386)	(11,387)
Pall Corp.	(112)	(11,244)
Toro Co./The	(166)	(11,640)
Wabtec Corp.	(118)	(11,211)
		(67,042)
Media - (1.3%)
Lions Gate Entertainment Corp.	(330)	(11,194)
Live Nation Entertainment, Inc.*	(436)	(11,000)
Sirius XM Holdings, Inc.*	(2,912)	(11,124)
		(33,318)
Metals & Mining - (0.4%)
Royal Gold, Inc.	(178)	(11,234)

Multiline Retail - (0.5%)
Dollar Tree, Inc.*	(142)	(11,523)

Multi-Utilities - (1.8%)
Dominion Resources, Inc.	(156)	(11,056)
NiSource, Inc.	(264)	(11,658)
Sempra Energy	(104)	(11,338)
Wisconsin Energy Corp.	(222)	(10,989)
		(45,041)
Oil, Gas & Consumable Fuels - (4.8%)
Cabot Oil & Gas Corp.	(388)	(11,457)
Cheniere Energy, Inc.*	(140)	(10,836)
Cobalt International Energy, Inc.*	(1,112)	(10,464)
Continental Resources, Inc.*	(252)	(11,005)
Kinder Morgan, Inc.	(276)	(11,608)
ONEOK, Inc.	(230)	(11,095)
Pioneer Natural Resources Co.	(68)	(11,119)
SemGroup Corp., Class A	(146)	(11,876)
Targa Resources Corp.	(114)	(10,920)
Williams Cos., Inc./The	(230)	(11,636)
World Fuel Services Corp.	(194)	(11,151)
		(123,167)
Personal Products - (0.4%)
Estee Lauder Cos., Inc./The, Class A	(136)	(11,310)

Pharmaceuticals - (0.9%)
Pacira Pharmaceuticals, Inc.*	(126)	(11,195)
Zoetis, Inc.	(238)	(11,017)
		(22,212)
Professional Services - (0.9%)
Robert Half International, Inc.	(182)	(11,015)
Verisk Analytics, Inc., Class A*	(156)	(11,138)
		(22,153)
Real Estate Investment Trusts (REITs) - (14.6%)
American Tower Corp.	(114)	(10,733)
Apartment Investment & Management Co., Class A	(302)	(11,887)
Boston Properties, Inc.	(82)	(11,519)
Crown Castle International Corp.	(132)	(10,895)
CubeSmart	(486)	(11,737)
Digital Realty Trust, Inc.	(170)	(11,213)
Duke Realty Corp.	(526)	(11,451)
Equity LifeStyle Properties, Inc.	(208)	(11,430)
Equity Residential	(146)	(11,368)
Essex Property Trust, Inc.	(50)	(11,495)
Extra Space Storage, Inc.	(172)	(11,622)
Federal Realty Investment Trust	(80)	(11,777)
Gaming and Leisure Properties, Inc.	(300)	(11,061)
General Growth Properties, Inc.	(388)	(11,465)
Highwoods Properties, Inc.	(248)	(11,354)
Iron Mountain, Inc.	(306)	(11,163)
Kilroy Realty Corp.	(152)	(11,578)
Lamar Advertising Co., Class A	(194)	(11,498)
Macerich Co./The	(134)	(11,300)
Plum Creek Timber Co., Inc.	(260)	(11,297)
Public Storage	(58)	(11,434)
Rayonier, Inc.	(412)	(11,108)
Regency Centers Corp.	(172)	(11,703)
Ryman Hospitality Properties, Inc.	(188)	(11,451)
Simon Property Group, Inc.	(60)	(11,738)
Strategic Hotels & Resorts, Inc.*	(868)	(10,789)
Sun Communities, Inc.	(168)	(11,209)
Tanger Factory Outlet Centers, Inc.	(318)	(11,184)
Taubman Centers, Inc.	(156)	(12,032)
UDR, Inc.	(354)	(12,047)
Vornado Realty Trust	(102)	(11,424)
Weingarten Realty Investors	(310)	(11,154)
WP GLIMCHER, Inc.	(670)	(11,142)
		(376,258)

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Value Fund

Schedule of Investments

March 31, 2015 (Unaudited)

	Number of Shares	Value
Real Estate Management & Development - (0.4%)
Forest City Enterprises, Inc., Class A*	(436)	$(11,127)

Road & Rail - (0.9%)
J.B. Hunt Transport Services, Inc.	(132)	(11,272)
Landstar System, Inc.	(160)	(10,608)
		(21,880)
Semiconductors & Semiconductor Equipment - (0.9%)
Cavium, Inc.*	(164)	(11,614)
SunEdison, Inc.*	(502)	(12,048)
		(23,662)
Software - (6.1%)
FactSet Research Systems, Inc.	(72)	(11,462)
Fortinet, Inc.*	(336)	(11,743)
Guidewire Software, Inc.*	(204)	(10,733)
Manhattan Associates, Inc.*	(224)	(11,337)
NetSuite, Inc.*	(116)	(10,760)
Qlik Technologies, Inc.*	(348)	(10,833)
Red Hat, Inc.*	(146)	(11,060)
salesforce.com, Inc.*	(162)	(10,823)
ServiceNow, Inc.*	(148)	(11,660)
Splunk, Inc.*	(186)	(11,011)
Tableau Software, Inc., Class A*	(120)	(11,102)
Tyler Technologies, Inc.*	(94)	(11,330)
Ultimate Software Group, Inc./The*	(68)	(11,557)
Workday, Inc., Class A*	(132)	(11,142)
		(156,553)
Specialty Retail - (3.1%)
CarMax, Inc.*	(168)	(11,594)
Home Depot, Inc./The	(98)	(11,134)
L Brands, Inc.	(122)	(11,503)
O'Reilly Automotive, Inc.*	(54)	(11,677)
Restoration Hardware Holdings, Inc.*	(112)	(11,109)
Tractor Supply Co.	(128)	(10,888)
Ulta Salon Cosmetics & Fragrance, Inc.*	(80)	(12,068)
		(79,973)
Textiles, Apparel & Luxury Goods - (1.7%)
Kate Spade & Co.*	(328)	(10,952)
lululemon athletica, Inc.*	(164)	(10,499)
NIKE, Inc., Class B	(116)	(11,638)
Under Armour, Inc., Class A*	(146)	(11,790)
		(44,879)
Tobacco - (0.4%)
Altria Group, Inc.	(200)	(10,004)

Trading Companies & Distributors - (0.9%)
Fastenal Co.	(270)	(11,188)
Watsco, Inc.	(96)	(12,067)
		(23,255)
Water Utilities - (0.4%)
Aqua America, Inc.	(428)	(11,278)

Wireless Telecommunication Services - (0.4%)
SBA Communications Corp., Class A*	(92)	(10,773)

Total Common Stocks (Proceeds Received $2,145,129)		(2,243,573)
Total Securities Sold Short (Proceeds Received $2,145,129)		(2,243,573)
Other assets less liabilities — 92.9%		2,391,906
Net Assets — 100.0%		$2,573,809

*	Non-income producing security.
(a)	All or a portion of these securities were held in a segregated account as collateral for securities sold short. At March 31, 2015, the aggregate amount held in a segregated account was $2,247,542.
(b)	Yield to maturity.

As of March 31, 2015, the gross unrealized appreciation (depreciation) of investments (both long and short positions) based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$113,070
Aggregate gross unrealized depreciation	(265,677)
Net unrealized depreciation	$(152,607)
Federal income tax cost of investments	$334,510

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Value Fund

Schedule of Investments

March 31, 2015 (Unaudited)

Total Return Swap Agreements

Notional Amount		Expiration Date	Counterparty	Fund Pays	Fund Receives	Net Unrealized Appreciation/(Depreciation)
314,730	USD	10/05/2015	Morgan Stanley	0.63%	Dow Jones U.S. Thematic Market Neutral Value Index (Fund has long exposure to companies with high “value” rankings(1))	$40,046
(325,384	) USD	10/05/2015	Morgan Stanley	Dow Jones U.S. Thematic Market Neutral Value Index (Fund has short exposure to companies with low “value” rankings(1))	(0.07)%	(21,983)
						$18,063

(1)	A stock’s value ranking within its sector is determined by an equally weighted combination of the following ratios: expected earnings over the next twelve months to price; cash flow over the last twelve months to price; and most recent book value to price. Please refer to ‘‘Principal Investment Strategies’’ in the Fund’s Prospectus for additional information about the Fund’s Target Index.

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Size Fund

Schedule of Investments

March 31, 2015 (Unaudited)

	Number of Shares	Value
Securities Held Long - 89.2%
Common Stocks - 85.2%
Aerospace & Defense - 2.6%
Curtiss-Wright Corp.(a)	150	$11,091
Esterline Technologies Corp.(a)*	90	10,298
HEICO Corp.(a)	174	10,626
Moog, Inc., Class A(a)*	142	10,657
Teledyne Technologies, Inc.*	100	10,673
Triumph Group, Inc.(a)	178	10,630
		63,975
Auto Components - 1.7%
Dana Holding Corp.(a)	484	10,242
Gentex Corp.(a)	582	10,651
Tenneco, Inc.(a)*	186	10,680
Visteon Corp.(a)*	106	10,218
		41,791
Automobiles - 0.4%
Thor Industries, Inc.(a)	172	10,872

Banks - 4.7%
Associated Banc-Corp(a)	564	10,490
Bank of Hawaii Corp.(a)	178	10,895
BankUnited, Inc.(a)	328	10,739
First Horizon National Corp.(a)	774	11,060
FirstMerit Corp.(a)	558	10,635
Popular, Inc.(a)*	310	10,661
Prosperity Bancshares, Inc.(a)	204	10,706
Synovus Financial Corp.(a)	388	10,868
TCF Financial Corp.(a)	662	10,407
Umpqua Holdings Corp.(a)	618	10,617
Webster Financial Corp.	290	10,745
		117,823
Biotechnology - 0.4%
Cepheid, Inc.(a)*	194	11,039

Capital Markets - 0.9%
Federated Investors, Inc., Class B(a)	320	10,845
Stifel Financial Corp.(a)*	194	10,815
		21,660
Chemicals - 2.2%
Axiall Corp.(a)	228	10,702
Cabot Corp.(a)	240	10,800
Cytec Industries, Inc.(a)	202	10,916
PolyOne Corp.(a)	278	10,383
Scotts Miracle-Gro Co./The, Class A(a)	168	11,285
		54,086
Commercial Services & Supplies - 2.2%
Clean Harbors, Inc.(a)*	192	10,902
Copart, Inc.(a)*	288	10,820
Covanta Holding Corp.(a)	478	10,722
Deluxe Corp.(a)	158	10,946
R.R. Donnelley & Sons Co.(a)	550	10,554
		53,944
Communications Equipment - 1.2%
ARRIS Group, Inc.(a)*	362	10,460
JDS Uniphase Corp.(a)*	766	10,050
ViaSat, Inc.(a)*	166	9,895
		30,405
Construction & Engineering - 0.4%
EMCOR Group, Inc.(a)	236	10,967

Consumer Finance - 0.5%
PRA Group, Inc.(a)*	210	11,407

Containers & Packaging - 0.4%
Silgan Holdings, Inc.(a)	184	10,696

Distributors - 0.4%
Pool Corp.(a)	152	10,603

Diversified Consumer Services - 0.8%
Apollo Education Group, Inc.(a)*	566	10,709
Sotheby's(a)	244	10,311
		21,020
Diversified Telecommunication Services - 0.4%
Windstream Holdings, Inc.(a)	1,350	9,990

Electric Utilities - 1.3%
Great Plains Energy, Inc.(a)	400	10,672
IDACORP, Inc.(a)	170	10,688
Portland General Electric Co.(a)	278	10,311
		31,671
Electrical Equipment - 1.8%
Babcock & Wilcox Co./The(a)	348	11,167

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Size Fund

Schedule of Investments

March 31, 2015 (Unaudited)

	Number of Shares	Value
EnerSys(a)	170	$10,921
Generac Holdings, Inc.(a)*	214	10,420
Regal-Beloit Corp.(a)	140	11,189
		43,697
Electronic Equipment, Instruments & Components - 1.7%
Anixter International, Inc.(a)*	134	10,201
Belden, Inc.(a)	118	11,040
Dolby Laboratories, Inc., Class A(a)	262	9,998
FEI Co.(a)	134	10,230
		41,469
Energy Equipment & Services - 2.1%
Dril-Quip, Inc.(a)*	146	9,985
Nabors Industries Ltd.(a)	828	11,302
Patterson-UTI Energy, Inc.(a)	570	10,702
Rowan Cos., plc, Class A(a)	604	10,697
Superior Energy Services, Inc.(a)	474	10,589
		53,275
Food & Staples Retailing - 0.8%
Casey's General Stores, Inc.(a)	116	10,452
United Natural Foods, Inc.(a)*	128	9,861
		20,313
Food Products - 0.9%
Darling Ingredients, Inc.(a)*	764	10,704
TreeHouse Foods, Inc.(a)*	124	10,542
		21,246
Gas Utilities - 0.9%
Piedmont Natural Gas Co., Inc.(a)	284	10,483
Questar Corp.(a)	454	10,832
		21,315
Health Care Equipment & Supplies - 2.2%
Alere, Inc.(a)*	234	11,443
DexCom, Inc.(a)*	174	10,847
Sirona Dental Systems, Inc.(a)*	120	10,799
STERIS Corp.(a)	162	11,384
West Pharmaceutical Services, Inc.(a)	178	10,717
		55,190
Health Care Providers & Services - 3.0%
Acadia Healthcare Co., Inc.(a)*	150	10,740
Health Net, Inc.(a)*	184	11,130
HealthSouth Corp.(a)	244	10,824
LifePoint Hospitals, Inc.(a)*	146	10,724
Team Health Holdings, Inc.(a)*	182	10,649
VCA, Inc.(a)*	200	10,964
WellCare Health Plans, Inc.(a)*	118	10,792
		75,823
Hotels, Restaurants & Leisure - 2.1%
Brinker International, Inc.(a)	180	11,081
Buffalo Wild Wings, Inc.(a)*	58	10,512
Six Flags Entertainment Corp.(a)	220	10,650
Vail Resorts, Inc.(a)	104	10,756
Wendy's Co./The(a)	954	10,398
		53,397
Household Durables - 1.3%
NVR, Inc.(a)*	8	10,629
Tempur Sealy International, Inc.(a)*	192	11,086
Tupperware Brands Corp.(a)	148	10,215
		31,930
Independent Power and Renewable Electricity Producers - 0.4%
Dynegy, Inc.(a)*	342	10,749

Insurance - 2.6%
Allied World Assurance Co. Holdings AG(a)	262	10,585
Aspen Insurance Holdings Ltd.(a)	240	11,335
CNO Financial Group, Inc.(a)	652	11,228
First American Financial Corp.(a)	310	11,061
ProAssurance Corp.(a)	234	10,743
Validus Holdings Ltd.(a)	254	10,693
		65,645
Internet & Catalog Retail - 0.4%
HSN, Inc.(a)	156	10,644

Internet Software & Services - 1.7%
AOL, Inc.(a)*	262	10,378
j2 Global, Inc.	160	10,509
Pandora Media, Inc.(a)*	720	11,671
Yelp, Inc.(a)*	222	10,511
		43,069
IT Services - 1.7%
CoreLogic, Inc.(a)*	302	10,652
DST Systems, Inc.(a)	100	11,071
Leidos Holdings, Inc.(a)	242	10,154
VeriFone Systems, Inc.(a)*	302	10,537
		42,414

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Size Fund

Schedule of Investments

March 31, 2015 (Unaudited)

	Number of Shares	Value
Leisure Products - 0.4%
Brunswick Corp.(a)	206	$10,599

Life Sciences Tools & Services - 2.2%
Bio-Rad Laboratories, Inc., Class A(a)*	80	10,815
Bio-Techne Corp.(a)	108	10,831
Bruker Corp.(a)*	556	10,269
Charles River Laboratories International, Inc.(a)*	138	10,942
PAREXEL International Corp.(a)*	164	11,314
		54,171
Machinery - 5.5%
CLARCOR, Inc.(a)	158	10,437
Crane Co.(a)	158	9,861
ITT Corp.	268	10,696
Kennametal, Inc.(a)	294	9,905
Middleby Corp./The(a)*	100	10,265
Navistar International Corp.(a)*	364	10,738
Oshkosh Corp.	220	10,734
SPX Corp.	126	10,697
Terex Corp.(a)	378	10,051
Timken Co./The	256	10,788
Toro Co./The(a)	164	11,500
Valmont Industries, Inc.(a)	82	10,076
Woodward, Inc.(a)	214	10,916
		136,664
Media - 2.1%
Cinemark Holdings, Inc.(a)	238	10,727
John Wiley & Sons, Inc., Class A(a)	164	10,027
Regal Entertainment Group, Class A(a)	448	10,232
Sinclair Broadcast Group, Inc., Class A(a)	342	10,742
Starz, Class A(a)*	318	10,943
		52,671
Metals & Mining - 1.3%
Compass Minerals International, Inc.(a)	116	10,812
Royal Gold, Inc.	170	10,729
United States Steel Corp.(a)	442	10,785
		32,326
Multiline Retail - 0.4%
Sears Holdings Corp.(a)*	258	10,676

Multi-Utilities - 0.8%
TECO Energy, Inc.(a)	544	10,553
Vectren Corp.(a)	228	10,064
		20,617
Oil, Gas & Consumable Fuels - 3.4%
Cobalt International Energy, Inc.(a)*	1,046	9,843
Denbury Resources, Inc.(a)	1,294	9,433
Gulfport Energy Corp.(a)*	230	10,560
SemGroup Corp., Class A(a)	136	11,062
SM Energy Co.(a)	218	11,266
Teekay Corp.(a)	240	11,177
World Fuel Services Corp.(a)	194	11,151
WPX Energy, Inc.(a)*	984	10,755
		85,247
Paper & Forest Products - 0.4%
Domtar Corp.(a)	234	10,815

Personal Products - 0.5%
Nu Skin Enterprises, Inc., Class A(a)	192	11,560

Pharmaceuticals - 0.4%
Pacira Pharmaceuticals, Inc.(a)*	122	10,840

Professional Services - 0.4%
Dun & Bradstreet Corp./The(a)	80	10,269

Real Estate Investment Trusts (REITs) - 9.3%
American Homes 4 Rent, Class A(a)	618	10,228
CBL & Associates Properties, Inc.(a)	542	10,732
Chimera Investment Corp.(a)	3,310	10,393
Columbia Property Trust, Inc.(a)	416	11,240
DCT Industrial Trust, Inc.(a)	294	10,190
EPR Properties(a)	182	10,926
Equity Commonwealth(a)*	410	10,886
GEO Group, Inc./The(a)	246	10,760
Healthcare Realty Trust, Inc.(a)	386	10,723
Healthcare Trust of America, Inc., Class A(a)	384	10,698
Lexington Realty Trust(a)	1,090	10,715
MFA Financial, Inc.(a)	1,318	10,360
Outfront Media, Inc.(a)	354	10,592
Pebblebrook Hotel Trust(a)	218	10,152
Piedmont Office Realty Trust, Inc., Class A(a)	558	10,384
Post Properties, Inc.(a)	180	10,247
Sovran Self Storage, Inc.(a)	112	10,521

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Size Fund

Schedule of Investments

March 31, 2015 (Unaudited)

	Number of Shares	Value
Sun Communities, Inc.(a)	156	$10,408
Sunstone Hotel Investors, Inc.(a)	603	10,052
Tanger Factory Outlet Centers, Inc.(a)	300	10,551
Two Harbors Investment Corp.(a)	1,050	11,151
WP GLIMCHER, Inc.(a)	598	9,945
		231,854
Road & Rail - 0.4%
Landstar System, Inc.(a)	146	9,680

Semiconductors & Semiconductor Equipment - 2.1%
Atmel Corp.(a)	1,254	10,321
Cavium, Inc.(a)*	154	10,906
Cree, Inc.(a)*	302	10,718
Microsemi Corp.*	302	10,691
Teradyne, Inc.(a)	532	10,028
		52,664
Software - 3.0%
Aspen Technology, Inc.(a)*	274	10,546
Guidewire Software, Inc.(a)*	192	10,101
Manhattan Associates, Inc.(a)*	210	10,628
SolarWinds, Inc.(a)*	212	10,863
Solera Holdings, Inc.(a)	190	9,816
Tyler Technologies, Inc.(a)*	88	10,607
Verint Systems, Inc.(a)*	180	11,147
		73,708
Specialty Retail - 3.0%
Cabela's, Inc.(a)*	200	11,196
Chico's FAS, Inc.(a)	586	10,366
CST Brands, Inc.(a)	242	10,607
DSW, Inc., Class A(a)	282	10,400
GNC Holdings, Inc., Class A(a)	224	10,992
Murphy USA, Inc.(a)*	152	11,000
Restoration Hardware Holdings, Inc.(a)*	108	10,713
		75,274
Technology Hardware, Storage & Peripherals - 0.4%
3D Systems Corp.(a)*	388	10,639

Textiles, Apparel & Luxury Goods - 2.2%
Carter's, Inc.(a)	120	11,096
Deckers Outdoor Corp.(a)*	142	10,348
Kate Spade & Co.(a)*	308	10,284
Skechers U.S.A., Inc., Class A(a)*	156	11,218
Wolverine World Wide, Inc.(a)	320	10,704
		53,650
Thrifts & Mortgage Finance - 0.9%
MGIC Investment Corp.*	1,110	10,690
Radian Group, Inc.(a)	670	11,249
		21,939
Trading Companies & Distributors - 1.2%
Air Lease Corp.(a)	276	10,416
GATX Corp.(a)	170	9,857
WESCO International, Inc.(a)*	152	10,623
		30,896
Water Utilities - 0.4%
Aqua America, Inc.(a)	394	10,382

Wireless Telecommunication Services - 0.4%
Telephone & Data Systems, Inc.(a)	416	10,358

Total Common Stocks
(Cost $1,971,086)		2,129,624

	Principal Amount
U.S. Government & Agency Security - 4.0%
U.S. Treasury Bill
0.16%, due 12/10/15(a)(b)	$100,000	99,886
Total U.S. Government & Agency Security
(Cost $99,813)		99,886
Total Securities Held Long
(Cost $2,070,899)		2,229,510

	Number of Shares
Securities Sold Short - (84.0%)
Common Stocks - (84.0%)
Aerospace & Defense - (3.4%)
Boeing Co./The	(70)	(10,506)
General Dynamics Corp.	(76)	(10,315)
Honeywell International, Inc.	(104)	(10,848)
Lockheed Martin Corp.	(52)	(10,554)
Northrop Grumman Corp.	(64)	(10,301)
Precision Castparts Corp.	(50)	(10,500)
Raytheon Co.	(98)	(10,707)
United Technologies Corp.	(86)	(10,079)
		(83,810)

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Size Fund

Schedule of Investments

March 31, 2015 (Unaudited)

	Number of Shares	Value
Air Freight & Logistics - (0.8%)
FedEx Corp.	(60)	$(9,927)
United Parcel Service, Inc., Class B	(104)	(10,082)
		(20,009)
Airlines - (1.3%)
American Airlines Group, Inc.	(220)	(11,612)
Delta Air Lines, Inc.	(236)	(10,610)
Southwest Airlines Co.	(244)	(10,809)
		(33,031)
Auto Components - (0.4%)
Johnson Controls, Inc.	(210)	(10,592)

Automobiles - (1.2%)
Ford Motor Co.	(650)	(10,491)
General Motors Co.	(284)	(10,650)
Tesla Motors, Inc.*	(52)	(9,816)
		(30,957)
Banks - (2.9%)
Bank of America Corp.	(670)	(10,311)
BB&T Corp.	(278)	(10,839)
Citigroup, Inc.	(202)	(10,407)
JPMorgan Chase & Co.	(172)	(10,420)
PNC Financial Services Group, Inc.	(116)	(10,816)
U.S. Bancorp	(238)	(10,393)
Wells Fargo & Co.	(194)	(10,554)
		(73,740)
Beverages - (0.8%)
Coca-Cola Co./The	(244)	(9,894)
PepsiCo, Inc.	(108)	(10,327)
		(20,221)
Biotechnology - (2.6%)
Alexion Pharmaceuticals, Inc.*	(58)	(10,051)
Amgen, Inc.	(68)	(10,870)
Biogen, Inc.*	(26)	(10,978)
Celgene Corp.*	(88)	(10,145)
Gilead Sciences, Inc.*	(102)	(10,009)
Regeneron Pharmaceuticals, Inc.*	(26)	(11,739)
		(63,792)
Capital Markets - (3.4%)
Bank of New York Mellon Corp./The	(272)	(10,945)
BlackRock, Inc.	(28)	(10,244)
Charles Schwab Corp./The	(360)	(10,958)
Franklin Resources, Inc.	(196)	(10,059)
Goldman Sachs Group, Inc./The	(56)	(10,526)
Morgan Stanley	(296)	(10,564)
State Street Corp.	(142)	(10,441)
T. Rowe Price Group, Inc.	(128)	(10,366)
		(84,103)
Chemicals - (3.7%)
Air Products & Chemicals, Inc.	(68)	(10,287)
Dow Chemical Co./The	(214)	(10,268)
E.I. du Pont de Nemours & Co.	(136)	(9,720)
Ecolab, Inc.	(92)	(10,523)
LyondellBasell Industries N.V., Class A	(122)	(10,711)
Monsanto Co.	(88)	(9,903)
PPG Industries, Inc.	(46)	(10,375)
Praxair, Inc.	(82)	(9,901)
Sherwin-Williams Co./The	(38)	(10,811)
		(92,499)
Commercial Services & Supplies - (0.9%)
Tyco International plc	(252)	(10,851)
Waste Management, Inc.	(194)	(10,521)
		(21,372)
Communications Equipment - (0.8%)
Cisco Systems, Inc.	(360)	(9,909)
QUALCOMM, Inc.	(146)	(10,124)
		(20,033)
Consumer Finance - (1.7%)
American Express Co.	(130)	(10,155)
Capital One Financial Corp.	(134)	(10,562)
Discover Financial Services	(174)	(9,805)
Synchrony Financial*	(354)	(10,744)
		(41,266)
Diversified Financial Services - (1.7%)
Berkshire Hathaway, Inc., Class B*	(72)	(10,391)
CME Group, Inc.	(110)	(10,418)
Intercontinental Exchange, Inc.	(44)	(10,264)
McGraw Hill Financial, Inc.	(102)	(10,547)
		(41,620)
Diversified Telecommunication Services - (0.8%)
AT&T, Inc.	(308)	(10,056)
Verizon Communications, Inc.	(214)	(10,407)
		(20,463)

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Size Fund

Schedule of Investments

March 31, 2015 (Unaudited)

	Number of Shares	Value
Electric Utilities - (2.5%)
American Electric Power Co., Inc.	(184)	$(10,350)
Duke Energy Corp.	(136)	(10,442)
Exelon Corp.	(312)	(10,486)
NextEra Energy, Inc.	(102)	(10,613)
PPL Corp.	(312)	(10,502)
Southern Co./The	(232)	(10,273)
		(62,666)
Electrical Equipment - (1.2%)
Eaton Corp. plc	(150)	(10,191)
Emerson Electric Co.	(182)	(10,305)
Rockwell Automation, Inc.	(90)	(10,439)
		(30,935)
Electronic Equipment, Instruments & Components - (0.8%)
Corning, Inc.	(436)	(9,888)
TE Connectivity Ltd.	(148)	(10,600)
		(20,488)
Energy Equipment & Services - (0.9%)
Halliburton Co.	(248)	(10,882)
Schlumberger Ltd.	(126)	(10,514)
		(21,396)
Food & Staples Retailing - (2.2%)
Costco Wholesale Corp.	(72)	(10,908)
CVS Health Corp.	(102)	(10,527)
Kroger Co./The	(150)	(11,499)
Walgreens Boots Alliance, Inc.	(128)	(10,839)
Wal-Mart Stores, Inc.	(126)	(10,364)
		(54,137)
Food Products - (2.1%)
Archer-Daniels-Midland Co.	(222)	(10,522)
General Mills, Inc.	(198)	(11,207)
Kellogg Co.	(164)	(10,816)
Kraft Foods Group, Inc.	(122)	(10,628)
Mondelez International, Inc., Class A	(288)	(10,394)
		(53,567)
Health Care Equipment & Supplies - (0.8%)
Abbott Laboratories	(224)	(10,378)
Medtronic plc	(136)	(10,607)
		(20,985)
Health Care Providers & Services - (1.7%)
Cardinal Health, Inc.	(120)	(10,833)
Express Scripts Holding Co.*	(126)	(10,933)
McKesson Corp.	(46)	(10,405)
UnitedHealth Group, Inc.	(94)	(11,119)
		(43,290)
Hotels, Restaurants & Leisure - (1.7%)
Las Vegas Sands Corp.	(186)	(10,237)
McDonald's Corp.	(108)	(10,523)
Starbucks Corp.	(114)	(10,796)
Yum! Brands, Inc.	(130)	(10,234)
		(41,790)
Household Products - (1.2%)
Colgate-Palmolive Co.	(150)	(10,401)
Kimberly-Clark Corp.	(96)	(10,282)
Procter & Gamble Co./The	(124)	(10,161)
		(30,844)
Industrial Conglomerates - (1.2%)
3M Co.	(62)	(10,227)
Danaher Corp.	(122)	(10,358)
General Electric Co.	(408)	(10,122)
		(30,707)
Insurance - (4.2%)
ACE Ltd.	(92)	(10,257)
Aflac, Inc.	(170)	(10,882)
Allstate Corp./The	(150)	(10,675)
American International Group, Inc.	(192)	(10,520)
Aon plc	(106)	(10,189)
Chubb Corp./The	(106)	(10,716)
Marsh & McLennan Cos., Inc.	(186)	(10,433)
MetLife, Inc.	(208)	(10,514)
Prudential Financial, Inc.	(130)	(10,440)
Travelers Cos., Inc./The	(98)	(10,597)
		(105,223)
Internet & Catalog Retail - (0.9%)
Amazon.com, Inc.*	(28)	(10,419)
Priceline Group, Inc./The*	(10)	(11,641)
		(22,060)
Internet Software & Services - (2.1%)
eBay, Inc.*	(184)	(10,613)
Facebook, Inc., Class A*	(134)	(11,017)
Google, Inc., Class C*	(20)	(10,960)
LinkedIn Corp., Class A*	(40)	(9,995)
Yahoo!, Inc.*	(240)	(10,664)
		(53,249)

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Size Fund

Schedule of Investments

March 31, 2015 (Unaudited)

	Number of Shares	Value
IT Services - (3.0%)
Accenture plc, Class A	(118)	$(11,056)
Automatic Data Processing, Inc.	(120)	(10,277)
Cognizant Technology Solutions Corp., Class A*	(170)	(10,606)
Fidelity National Information Services, Inc.	(156)	(10,617)
International Business Machines Corp.	(66)	(10,593)
MasterCard, Inc., Class A	(118)	(10,194)
Visa, Inc., Class A	(160)	(10,466)
		(73,809)
Life Sciences Tools & Services - (0.9%)
Agilent Technologies, Inc.	(252)	(10,470)
Thermo Fisher Scientific, Inc.	(82)	(11,016)
		(21,486)
Machinery - (2.9%)
Caterpillar, Inc.	(128)	(10,244)
Cummins, Inc.	(74)	(10,259)
Deere & Co.	(116)	(10,172)
Illinois Tool Works, Inc.	(108)	(10,491)
Ingersoll-Rand plc	(158)	(10,757)
PACCAR, Inc.	(166)	(10,481)
Parker-Hannifin Corp.	(86)	(10,215)
		(72,619)
Media - (3.3%)
CBS Corp., Class B	(180)	(10,913)
Comcast Corp., Class A	(178)	(10,052)
DISH Network Corp., Class A*	(142)	(9,949)
Liberty Global plc*	(204)	(10,161)
Time Warner, Inc.	(130)	(10,977)
Twenty-First Century Fox, Inc., Class A	(304)	(10,287)
Viacom, Inc., Class B	(152)	(10,382)
Walt Disney Co./The	(102)	(10,699)
		(83,420)
Multiline Retail - (0.5%)
Target Corp.	(138)	(11,326)

Multi-Utilities - (1.3%)
Dominion Resources, Inc.	(148)	(10,489)
PG&E Corp.	(198)	(10,508)
Sempra Energy	(98)	(10,684)
		(31,681)
Oil, Gas & Consumable Fuels - (4.6%)
Anadarko Petroleum Corp.	(126)	(10,434)
Chevron Corp.	(100)	(10,498)
ConocoPhillips	(162)	(10,086)
EOG Resources, Inc.	(118)	(10,819)
Exxon Mobil Corp.	(120)	(10,200)
Kinder Morgan, Inc.	(258)	(10,852)
Marathon Petroleum Corp.	(100)	(10,239)
Occidental Petroleum Corp.	(136)	(9,928)
Phillips 66	(134)	(10,532)
Valero Energy Corp.	(168)	(10,688)
Williams Cos., Inc./The	(216)	(10,928)
		(115,204)
Personal Products - (0.4%)
Estee Lauder Cos., Inc./The, Class A	(128)	(10,644)

Pharmaceuticals - (3.0%)
AbbVie, Inc.	(176)	(10,303)
Actavis plc*	(36)	(10,714)
Bristol-Myers Squibb Co.	(174)	(11,223)
Eli Lilly & Co.	(152)	(11,043)
Johnson & Johnson	(104)	(10,463)
Merck & Co., Inc.	(182)	(10,461)
Pfizer, Inc.	(308)	(10,715)
		(74,922)
Real Estate Investment Trusts (REITs) - (3.8%)
American Tower Corp.	(108)	(10,168)
Crown Castle International Corp.	(124)	(10,235)
Equity Residential	(138)	(10,745)
General Growth Properties, Inc.	(366)	(10,815)
Health Care REIT, Inc.	(138)	(10,676)
Prologis, Inc.	(248)	(10,803)
Public Storage	(54)	(10,645)
Simon Property Group, Inc.	(56)	(10,956)
Ventas, Inc.	(142)	(10,369)
		(95,412)
Road & Rail - (1.2%)
CSX Corp.	(308)	(10,201)
Norfolk Southern Corp.	(98)	(10,086)
Union Pacific Corp.	(98)	(10,615)
		(30,902)
Semiconductors & Semiconductor Equipment - (2.1%)
Applied Materials, Inc.	(472)	(10,648)
Avago Technologies Ltd.	(84)	(10,667)

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Size Fund

Schedule of Investments

March 31, 2015 (Unaudited)

	Number of Shares	Value
Intel Corp.	(320)	$(10,007)
Micron Technology, Inc.*	(394)	(10,689)
Texas Instruments, Inc.	(180)	(10,293)
		(52,304)
Software - (2.0%)
Adobe Systems, Inc.*	(134)	(9,908)
Microsoft Corp.	(242)	(9,839)
Oracle Corp.	(242)	(10,442)
salesforce.com, Inc.*	(154)	(10,289)
VMware, Inc., Class A*	(124)	(10,169)
		(50,647)
Specialty Retail - (1.3%)
Home Depot, Inc./The	(92)	(10,452)
Lowe's Cos., Inc.	(144)	(10,712)
TJX Cos., Inc./The	(154)	(10,788)
		(31,952)
Technology Hardware, Storage & Peripherals - (1.3%)
Apple, Inc.	(82)	(10,203)
EMC Corp.	(418)	(10,684)
Hewlett-Packard Co.	(342)	(10,657)
		(31,544)
Textiles, Apparel & Luxury Goods - (0.9%)
NIKE, Inc., Class B	(110)	(11,036)
VF Corp.	(138)	(10,393)
		(21,429)
Tobacco - (1.2%)
Altria Group, Inc.	(212)	(10,604)
Philip Morris International, Inc.	(142)	(10,697)
Reynolds American, Inc.	(140)	(9,648)
		(30,949)
Trading Companies & Distributors - (0.4%)
W.W. Grainger, Inc.	(44)	(10,376)

Total Common Stocks (Proceeds Received $1,871,003)		(2,099,471)
Total Securities Sold Short (Proceeds Received $1,871,003)		(2,099,471)
Other assets less liabilities — 94.8%		2,368,188
Net Assets — 100.0%		$2,498,227

*	Non-income producing security.
(a)	All or a portion of these securities were held in a segregated account as collateral for securities sold short. At March 31, 2015, the aggregate amount held in a segregated account was $2,122,190.
(b)	Yield to maturity.

As of March 31, 2015, the gross unrealized appreciation (depreciation) of investments (both long and short positions) based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$162,199
Aggregate gross unrealized depreciation	(336,241)
Net unrealized depreciation	$(174,042)
Federal income tax cost of investments	$304,081

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Size Fund

Schedule of Investments

March 31, 2015 (Unaudited)

Total Return Swap Agreements

Notional Amount		Expiration Date	Counterparty	Fund Pays	Fund Receives	Net Unrealized Appreciation/(Depreciation)
302,380	USD	10/05/2015	Morgan Stanley	0.63%	Dow Jones U.S. Thematic Market Neutral Size Index (Fund has long exposure to small-cap companies(1))	$35,370
(300,490	) USD	10/05/2015	Morgan Stanley	Dow Jones U.S. Thematic Market Neutral Size Index (Fund has short exposure to large-cap companies(1))	(0.07)%	(33,101)
						$2,269

(1)	Stocks are ranked within the Target Index based on each company’s market capitalization. Please refer to ‘‘Principal Investment Strategies’’ in the Fund’s Prospectus for additional information about the Fund’s Target Index.

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Anti-Beta Fund

Schedule of Investments

March 31, 2015 (Unaudited)

	Number of Shares	Value
Securities Held Long - 95.4%
Common Stocks - 87.9%
Aerospace & Defense - 1.7%
B/E Aerospace, Inc.(a)	276	$17,559
Boeing Co./The(a)	116	17,409
Orbital ATK, Inc.(a)	228	17,472
United Technologies Corp.(a)	148	17,346
		69,786
Air Freight & Logistics - 1.8%
C.H. Robinson Worldwide, Inc.(a)	240	17,573
Expeditors International of Washington, Inc.(a)	380	18,308
FedEx Corp.(a)	108	17,869
United Parcel Service, Inc., Class B(a)	180	17,449
		71,199
Beverages - 0.9%
Coca-Cola Co./The(a)	436	17,680
PepsiCo, Inc.(a)	176	16,829
		34,509
Biotechnology - 1.8%
Alnylam Pharmaceuticals, Inc.(a)*	172	17,960
Intercept Pharmaceuticals, Inc.(a)*	64	18,050
Regeneron Pharmaceuticals, Inc.(a)*	40	18,059
United Therapeutics Corp.(a)*	104	17,933
		72,002
Building Products - 0.5%
A.O. Smith Corp.(a)	276	18,122

Chemicals - 2.2%
Airgas, Inc.(a)	156	16,553
Monsanto Co.(a)	156	17,556
NewMarket Corp.(a)	36	17,201
Praxair, Inc.(a)	140	16,904
Sherwin-Williams Co./The(a)	64	18,208
		86,422
Commercial Services & Supplies - 3.5%
Cintas Corp.(a)	208	16,979
Clean Harbors, Inc.(a)*	316	17,942
Covanta Holding Corp.(a)	808	18,123
Pitney Bowes, Inc.(a)	752	17,537
Republic Services, Inc.(a)	448	18,171
Stericycle, Inc.(a)*	124	17,413
Waste Connections, Inc.	368	17,716
Waste Management, Inc.(a)	320	17,354
		141,235
Communications Equipment - 2.2%
Cisco Systems, Inc.(a)	644	17,726
CommScope Holding Co., Inc.(a)*	612	17,467
JDS Uniphase Corp.(a)*	1,328	17,423
Motorola Solutions, Inc.(a)	272	18,134
ViaSat, Inc.(a)*	296	17,645
		88,395
Consumer Finance - 0.4%
SLM Corp.(a)*	1,936	17,966

Containers & Packaging - 3.5%
AptarGroup, Inc.(a)	264	16,769
Ball Corp.(a)	248	17,519
Bemis Co., Inc.(a)	392	18,153
Berry Plastics Group, Inc.(a)*	488	17,661
Graphic Packaging Holding Co.(a)	1,156	16,808
MeadWestvaco Corp.	352	17,554
Silgan Holdings, Inc.(a)	304	17,672
Sonoco Products Co.(a)	372	16,911
		139,047
Diversified Consumer Services - 0.4%
Graham Holdings Co., Class B(a)	16	16,794

Diversified Financial Services - 0.4%
CBOE Holdings, Inc.(a)	296	16,992

Diversified Telecommunication Services - 0.4%
AT&T, Inc.(a)	540	17,631

Electric Utilities - 3.1%
American Electric Power Co., Inc.(a)	312	17,550
Duke Energy Corp.(a)	232	17,813
Edison International(a)	280	17,491
Entergy Corp.(a)	228	17,668
OGE Energy Corp.(a)	560	17,702
Southern Co./The(a)	400	17,712
Xcel Energy, Inc.	508	17,683
		123,619

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Anti-Beta Fund

Schedule of Investments

March 31, 2015 (Unaudited)

	Number of Shares	Value
Electronic Equipment, Instruments & Components - 0.4%
CDW Corp.(a)	464	$17,279

Energy Equipment & Services - 1.3%
Diamond Offshore Drilling, Inc.(a)	656	17,574
Oceaneering International, Inc.(a)	320	17,258
Schlumberger Ltd.(a)	212	17,689
		52,521
Food & Staples Retailing - 1.8%
Casey's General Stores, Inc.(a)	196	17,660
Costco Wholesale Corp.(a)	116	17,573
Walgreens Boots Alliance, Inc.(a)	208	17,613
Whole Foods Market, Inc.(a)	336	17,499
		70,345
Food Products - 2.2%
Bunge Ltd.(a)	216	17,790
ConAgra Foods, Inc.(a)	488	17,827
Kellogg Co.(a)	268	17,674
Keurig Green Mountain, Inc.(a)	156	17,430
TreeHouse Foods, Inc.(a)*	208	17,684
		88,405
Health Care Equipment & Supplies - 2.2%
Baxter International, Inc.(a)	244	16,714
Becton, Dickinson and Co.(a)	128	18,380
Hologic, Inc.(a)*	540	17,833
Sirona Dental Systems, Inc.(a)*	204	18,358
Varian Medical Systems, Inc.(a)*	188	17,689
		88,974
Health Care Providers & Services - 1.8%
DaVita HealthCare Partners, Inc.*	216	17,557
Express Scripts Holding Co.(a)*	200	17,354
HCA Holdings, Inc.(a)*	232	17,453
Patterson Cos., Inc.(a)	368	17,955
		70,319
Hotels, Restaurants & Leisure - 4.8%
Brinker International, Inc.(a)	284	17,483
Chipotle Mexican Grill, Inc.(a)*	28	18,215
Cracker Barrel Old Country Store, Inc.(a)	116	17,648
Darden Restaurants, Inc.(a)	252	17,474
Domino's Pizza, Inc.(a)	172	17,295
Dunkin' Brands Group, Inc.(a)	372	17,692
Jack in the Box, Inc.(a)	180	17,266
McDonald's Corp.(a)	184	17,929
Panera Bread Co., Class A(a)*	112	17,919
Starbucks Corp.(a)	188	17,804
Wendy's Co./The(a)	1,576	17,178
		193,903
Household Durables - 0.9%
NVR, Inc.(a)*	12	15,944
Tupperware Brands Corp.(a)	264	18,221
		34,165
Household Products - 2.2%
Church & Dwight Co., Inc.(a)	204	17,426
Clorox Co./The(a)	160	17,662
Colgate-Palmolive Co.	256	17,751
Kimberly-Clark Corp.(a)	164	17,566
Procter & Gamble Co./The(a)	216	17,699
		88,104
Insurance - 0.9%
Allied World Assurance Co. Holdings AG(a)	436	17,614
Arch Capital Group Ltd.(a)*	284	17,495
		35,109
Internet & Catalog Retail - 0.4%
HSN, Inc.(a)	260	17,740

Internet Software & Services - 2.2%
eBay, Inc.(a)*	316	18,227
Equinix, Inc.(a)	79	18,395
Facebook, Inc., Class A(a)*	212	17,430
Pandora Media, Inc.*	1,088	17,636
Twitter, Inc.(a)*	364	18,229
		89,917
IT Services - 3.5%
Amdocs Ltd.(a)	324	17,626
DST Systems, Inc.(a)	160	17,714
Gartner, Inc.*	212	17,776
International Business Machines Corp.(a)	108	17,334
Jack Henry & Associates, Inc.(a)	252	17,612
Paychex, Inc.(a)	352	17,464
Teradata Corp.*	396	17,479
Vantiv, Inc., Class A(a)*	468	17,644
		140,649
Life Sciences Tools & Services - 1.3%
Bio-Techne Corp.(a)	176	17,651

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Anti-Beta Fund

Schedule of Investments

March 31, 2015 (Unaudited)

	Number of Shares	Value
Charles River Laboratories International, Inc.(a)*	228	$18,078
PAREXEL International Corp.(a)*	256	17,662
		53,391
Machinery - 1.3%
Deere & Co.(a)	204	17,889
Toro Co./The(a)	252	17,670
Valmont Industries, Inc.(a)	144	17,695
		53,254
Media - 0.9%
Cinemark Holdings, Inc.(a)	392	17,667
Regal Entertainment Group, Class A(a)	776	17,724
		35,391
Metals & Mining - 1.3%
Compass Minerals International, Inc.(a)	188	17,523
Newmont Mining Corp.(a)	812	17,629
Royal Gold, Inc.(a)	268	16,913
		52,065
Multiline Retail - 0.4%
Nordstrom, Inc.(a)	216	17,349

Multi-Utilities - 0.9%
Consolidated Edison, Inc.(a)	280	17,080
Wisconsin Energy Corp.(a)	360	17,820
		34,900
Oil, Gas & Consumable Fuels - 4.0%
Cabot Oil & Gas Corp.(a)	604	17,836
Exxon Mobil Corp.(a)	208	17,680
HollyFrontier Corp.(a)	436	17,558
Kinder Morgan, Inc.(a)	420	17,665
Occidental Petroleum Corp.(a)	240	17,520
Range Resources Corp.(a)	332	17,277
Southwestern Energy Co.(a)*	760	17,624
Spectra Energy Corp.(a)	468	16,928
World Fuel Services Corp.(a)	320	18,394
		158,482
Paper & Forest Products - 0.5%
International Paper Co.(a)	328	18,201

Pharmaceuticals - 0.9%
Bristol-Myers Squibb Co.	272	17,544
Pacira Pharmaceuticals, Inc.(a)*	200	17,770
		35,314
Professional Services - 0.9%
Equifax, Inc.(a)	188	17,484
Verisk Analytics, Inc., Class A(a)*	244	17,422
		34,906
Real Estate Investment Trusts (REITs) - 17.6%
Alexandria Real Estate Equities, Inc.(a)	184	18,039
American Campus Communities, Inc.(a)	412	17,662
American Capital Agency Corp.(a)	824	17,576
American Realty Capital Properties, Inc.(a)	1,788	17,612
Annaly Capital Management, Inc.(a)	1,692	17,597
AvalonBay Communities, Inc.(a)	100	17,425
BioMed Realty Trust, Inc.(a)	780	17,675
Camden Property Trust(a)	232	18,126
Chimera Investment Corp.(a)	5,648	17,735
Digital Realty Trust, Inc.(a)	268	17,677
EPR Properties(a)	296	17,769
Equity LifeStyle Properties, Inc.(a)	320	17,584
Equity Residential(a)	224	17,441
Federal Realty Investment Trust(a)	120	17,665
GEO Group, Inc./The(a)	404	17,671
HCP, Inc.(a)	396	17,111
Health Care REIT, Inc.(a)	228	17,638
Healthcare Realty Trust, Inc.(a)	608	16,890
Healthcare Trust of America, Inc., Class A(a)	636	17,719
Home Properties, Inc.(a)	256	17,738
Macerich Co./The	208	17,541
Medical Properties Trust, Inc.(a)	1,196	17,629
MFA Financial, Inc.(a)	2,248	17,669
Mid-America Apartment Communities, Inc.(a)	228	17,618
National Retail Properties, Inc.(a)	432	17,699
NorthStar Realty Finance Corp.(a)	972	17,613
Omega Healthcare Investors, Inc.(a)	436	17,688
Piedmont Office Realty Trust, Inc., Class A(a)	952	17,717
Post Properties, Inc.(a)	304	17,307
Rayonier, Inc.(a)	648	17,470
Realty Income Corp.(a)	340	17,544
Retail Properties of America, Inc., Class A(a)	1,100	17,633
Senior Housing Properties Trust(a)	788	17,486
Simon Property Group, Inc.(a)	96	18,781
Spirit Realty Capital, Inc.(a)	1,504	18,168
Starwood Property Trust, Inc.(a)	744	18,079
Tanger Factory Outlet Centers, Inc.(a)	480	16,882

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Anti-Beta Fund

Schedule of Investments

March 31, 2015 (Unaudited)

	Number of Shares	Value
Two Harbors Investment Corp.(a)	1,696	$18,012
UDR, Inc.(a)	516	17,559
Ventas, Inc.(a)	248	18,109
		706,554
Road & Rail - 0.9%
J.B. Hunt Transport Services, Inc.(a)	212	18,104
Landstar System, Inc.(a)	268	17,768
		35,872
Semiconductors & Semiconductor Equipment - 0.9%
Qorvo, Inc.(a)*	224	17,853
Synaptics, Inc.(a)*	216	17,562
		35,415
Software - 0.9%
Informatica Corp.(a)*	404	17,718
VMware, Inc., Class A(a)*	216	17,714
		35,432
Specialty Retail - 3.5%
American Eagle Outfitters, Inc.	1,024	17,490
Cabela's, Inc.(a)*	324	18,137
Dick's Sporting Goods, Inc.(a)	308	17,553
DSW, Inc., Class A(a)	476	17,555
Restoration Hardware Holdings, Inc.(a)*	184	18,251
Sally Beauty Holdings, Inc.(a)*	508	17,460
Staples, Inc.(a)	1,080	17,588
Ulta Salon Cosmetics & Fragrance, Inc.(a)*	116	17,498
		141,532
Technology Hardware, Storage & Peripherals - 0.4%
Apple, Inc.(a)	140	17,420

Textiles, Apparel & Luxury Goods - 1.3%
Coach, Inc.(a)	424	17,566
lululemon athletica, Inc.(a)*	280	17,926
Ralph Lauren Corp.(a)	128	16,832
		52,324
Tobacco - 1.3%
Altria Group, Inc.(a)	352	17,607
Philip Morris International, Inc.(a)	232	17,477
Reynolds American, Inc.(a)	252	17,365
		52,449
Trading Companies & Distributors - 0.4%
MSC Industrial Direct Co., Inc., Class A(a)	240	17,328

Water Utilities - 0.5%
American Water Works Co., Inc.(a)	336	18,215

Wireless Telecommunication Services - 0.4%
SBA Communications Corp., Class A(a)*	144	16,862

Total Common Stocks
(Cost $3,425,238)		3,523,805

	Principal Amount
U.S. Government & Agency Security - 7.5%
U.S. Treasury Bill
0.16%, due 12/10/15(a)(b)	$300,000	299,658
Total U.S. Government & Agency Security
(Cost $299,440)		299,658
Total Securities Held Long
(Cost $3,724,678)		3,823,463

	Number of Shares
Securities Sold Short - (88.7%)
Common Stocks - (88.7%)
Aerospace & Defense - (0.9%)
Esterline Technologies Corp.*	(152)	(17,392)
Textron, Inc.	(416)	(18,441)
		(35,833)
Airlines - (1.8%)
American Airlines Group, Inc.	(332)	(17,523)
Delta Air Lines, Inc.	(384)	(17,265)
Spirit Airlines, Inc.*	(228)	(17,638)
United Continental Holdings, Inc.*	(268)	(18,023)
		(70,449)
Auto Components - (4.0%)
BorgWarner, Inc.	(288)	(17,418)
Dana Holding Corp.	(848)	(17,944)
Delphi Automotive plc	(224)	(17,862)
Gentex Corp.	(972)	(17,787)
Goodyear Tire & Rubber Co./The	(660)	(17,873)
Johnson Controls, Inc.	(356)	(17,957)
Lear Corp.	(164)	(18,174)
Tenneco, Inc.*	(308)	(17,685)
Visteon Corp.*	(184)	(17,738)
		(160,438)

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Anti-Beta Fund

Schedule of Investments

March 31, 2015 (Unaudited)

	Number of Shares	Value
Automobiles - (0.9%)
General Motors Co.	(476)	$(17,850)
Tesla Motors, Inc.*	(92)	(17,367)
		(35,217)
Banks - (4.8%)
Citigroup, Inc.	(332)	(17,105)
Comerica, Inc.	(380)	(17,150)
East West Bancorp, Inc.	(440)	(17,802)
Popular, Inc.*	(520)	(17,883)
PrivateBancorp, Inc.	(508)	(17,866)
Prosperity Bancshares, Inc.	(340)	(17,843)
Regions Financial Corp.	(1,844)	(17,426)
Signature Bank*	(136)	(17,623)
SVB Financial Group*	(144)	(18,294)
Synovus Financial Corp.	(640)	(17,926)
Zions Bancorp	(636)	(17,172)
		(194,090)
Biotechnology - (2.6%)
Alexion Pharmaceuticals, Inc.*	(100)	(17,330)
Alkermes plc*	(288)	(17,559)
Amgen, Inc.	(112)	(17,903)
Celgene Corp.*	(156)	(17,984)
Incyte Corp.*	(192)	(17,599)
Seattle Genetics, Inc.*	(488)	(17,251)
		(105,626)
Capital Markets - (7.1%)
Affiliated Managers Group, Inc.*	(88)	(18,901)
Ameriprise Financial, Inc.	(136)	(17,794)
BlackRock, Inc.	(48)	(17,560)
Charles Schwab Corp./The	(588)	(17,899)
E*TRADE Financial Corp.*	(624)	(17,818)
Eaton Vance Corp.	(428)	(17,822)
Federated Investors, Inc., Class B	(528)	(17,894)
Franklin Resources, Inc.	(344)	(17,654)
Goldman Sachs Group, Inc./The	(96)	(18,045)
Invesco Ltd.	(444)	(17,622)
Legg Mason, Inc.	(316)	(17,443)
Morgan Stanley	(512)	(18,273)
State Street Corp.	(232)	(17,059)
Stifel Financial Corp.*	(324)	(18,063)
T. Rowe Price Group, Inc.	(216)	(17,492)
Waddell & Reed Financial, Inc., Class A	(368)	(18,231)
		(285,570)
Chemicals - (1.8%)
Albemarle Corp.	(340)	(17,966)
Huntsman Corp.	(808)	(17,913)
LyondellBasell Industries N.V., Class A	(204)	(17,911)
Westlake Chemical Corp.	(248)	(17,841)
		(71,631)
Commercial Services & Supplies - (0.4%)
ADT Corp./The	(428)	(17,771)

Communications Equipment - (0.9%)
ARRIS Group, Inc.*	(596)	(17,222)
Brocade Communications Systems, Inc.	(1,576)	(18,699)
		(35,921)
Construction & Engineering - (1.8%)
AECOM*	(588)	(18,122)
Fluor Corp.	(312)	(17,834)
Jacobs Engineering Group, Inc.*	(400)	(18,064)
Quanta Services, Inc.*	(632)	(18,031)
		(72,051)
Construction Materials - (0.9%)
Eagle Materials, Inc.	(212)	(17,715)
Martin Marietta Materials, Inc.	(124)	(17,335)
		(35,050)
Consumer Finance - (0.5%)
Santander Consumer USA Holdings, Inc.	(776)	(17,957)

Diversified Consumer Services - (0.4%)
H&R Block, Inc.	(532)	(17,061)

Diversified Financial Services - (0.9%)
Moody's Corp.	(176)	(18,269)
Voya Financial, Inc.	(428)	(18,451)
		(36,720)
Diversified Telecommunication Services - (0.9%)
Frontier Communications Corp.	(2,496)	(17,597)
Level 3 Communications, Inc.*	(328)	(17,659)
		(35,256)
Electric Utilities - (0.4%)
IDACORP, Inc.	(284)	(17,855)

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Anti-Beta Fund

Schedule of Investments

March 31, 2015 (Unaudited)

	Number of Shares	Value
Electrical Equipment - (1.3%)
Eaton Corp. plc	(268)	$(18,208)
EnerSys	(280)	(17,987)
Rockwell Automation, Inc.	(152)	(17,631)
		(53,826)
Electronic Equipment, Instruments & Components - (1.8%)
Arrow Electronics, Inc.*	(288)	(17,611)
Avnet, Inc.	(412)	(18,334)
Corning, Inc.	(784)	(17,781)
Jabil Circuit, Inc.	(760)	(17,769)
		(71,495)
Energy Equipment & Services - (3.1%)
Ensco plc, Class A	(840)	(17,699)
Helmerich & Payne, Inc.	(264)	(17,971)
Nabors Industries Ltd.	(1,296)	(17,690)
Noble Corp. plc	(1,236)	(17,650)
Patterson-UTI Energy, Inc.	(936)	(17,573)
Superior Energy Services, Inc.	(788)	(17,604)
Weatherford International plc*	(1,408)	(17,318)
		(123,505)
Food Products - (0.9%)
Hain Celestial Group, Inc./The*	(276)	(17,678)
WhiteWave Foods Co./The*	(400)	(17,736)
		(35,414)
Gas Utilities - (1.3%)
National Fuel Gas Co.	(296)	(17,858)
Questar Corp.	(716)	(17,084)
UGI Corp.	(548)	(17,859)
		(52,801)
Health Care Equipment & Supplies - (1.3%)
Align Technology, Inc.*	(312)	(16,781)
DexCom, Inc.*	(292)	(18,203)
Edwards Lifesciences Corp.*	(124)	(17,665)
		(52,649)
Health Care Providers & Services - (1.8%)
Acadia Healthcare Co., Inc.*	(248)	(17,757)
Brookdale Senior Living, Inc.*	(472)	(17,823)
VCA, Inc.*	(332)	(18,200)
WellCare Health Plans, Inc.*	(196)	(17,926)
		(71,706)
Health Care Technology - (0.5%)
athenahealth, Inc.*	(152)	(18,147)

Hotels, Restaurants & Leisure - (2.7%)
Buffalo Wild Wings, Inc.*	(100)	(18,124)
Carnival Corp.	(372)	(17,797)
Hyatt Hotels Corp., Class A*	(304)	(18,003)
MGM Resorts International*	(844)	(17,749)
Norwegian Cruise Line Holdings Ltd.*	(332)	(17,931)
Royal Caribbean Cruises Ltd.	(220)	(18,007)
		(107,611)
Household Durables - (1.3%)
D.R. Horton, Inc.	(624)	(17,772)
PulteGroup, Inc.	(784)	(17,428)
Whirlpool Corp.	(84)	(16,973)
		(52,173)
Independent Power and Renewable Electricity Producers - (1.8%)
AES Corp./The	(1,392)	(17,887)
Calpine Corp.*	(780)	(17,839)
Dynegy, Inc.*	(572)	(17,978)
NRG Energy, Inc.	(748)	(18,842)
		(72,546)
Insurance - (4.4%)
CNO Financial Group, Inc.	(1,028)	(17,702)
Genworth Financial, Inc., Class A*	(2,448)	(17,895)
Hartford Financial Services Group, Inc./The	(432)	(18,066)
Lincoln National Corp.	(316)	(18,157)
MetLife, Inc.	(348)	(17,591)
Primerica, Inc.	(352)	(17,917)
Principal Financial Group, Inc.	(336)	(17,260)
Prudential Financial, Inc.	(224)	(17,990)
StanCorp Financial Group, Inc.	(268)	(18,385)
Unum Group	(512)	(17,270)
		(178,233)
Internet & Catalog Retail - (2.7%)
Groupon, Inc.*	(2,376)	(17,131)
Liberty Interactive Corp., Class A*	(620)	(18,098)
Liberty Ventures*	(428)	(17,980)
Netflix, Inc.*	(44)	(18,334)
Priceline Group, Inc./The*	(16)	(18,627)
TripAdvisor, Inc.*	(212)	(17,632)
		(107,802)

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Anti-Beta Fund

Schedule of Investments

March 31, 2015 (Unaudited)

	Number of Shares	Value
Internet Software & Services - (1.8%)
Akamai Technologies, Inc.*	(256)	$(18,187)
CoStar Group, Inc.*	(88)	(17,409)
Yelp, Inc.*	(368)	(17,425)
Zillow Group, Inc., Class A*	(176)	(17,653)
		(70,674)
IT Services - (1.8%)
FleetCor Technologies, Inc.*	(120)	(18,110)
MasterCard, Inc., Class A	(204)	(17,624)
VeriFone Systems, Inc.*	(504)	(17,585)
WEX, Inc.*	(164)	(17,607)
		(70,926)
Life Sciences Tools & Services - (0.9%)
Bruker Corp.*	(940)	(17,362)
Illumina, Inc.*	(96)	(17,821)
		(35,183)
Machinery - (5.2%)
Colfax Corp.*	(372)	(17,755)
Flowserve Corp.	(304)	(17,173)
ITT Corp.	(444)	(17,720)
Manitowoc Co., Inc./The	(800)	(17,248)
Middleby Corp./The*	(164)	(16,835)
Oshkosh Corp.	(364)	(17,759)
Parker-Hannifin Corp.	(152)	(18,055)
Pentair plc	(276)	(17,358)
SPX Corp.	(200)	(16,980)
Terex Corp.	(644)	(17,124)
Trinity Industries, Inc.	(524)	(18,607)
WABCO Holdings, Inc.*	(144)	(17,695)
		(210,309)
Media - (1.3%)
AMC Networks, Inc., Class A*	(232)	(17,781)
Gannett Co., Inc.	(480)	(17,798)
Live Nation Entertainment, Inc.*	(688)	(17,358)
		(52,937)
Metals & Mining - (0.9%)
Allegheny Technologies, Inc.	(592)	(17,766)
Freeport-McMoRan, Inc.	(940)	(17,813)
		(35,579)
Multi-Utilities - (0.4%)
NiSource, Inc.	(404)	(17,841)

Oil, Gas & Consumable Fuels - (2.2%)
Chesapeake Energy Corp.	(1,252)	(17,728)
Denbury Resources, Inc.	(2,392)	(17,438)
Newfield Exploration Co.*	(528)	(18,528)
SM Energy Co.	(344)	(17,778)
Whiting Petroleum Corp.*	(576)	(17,798)
		(89,270)
Paper & Forest Products - (0.9%)
Domtar Corp.	(388)	(17,933)
KapStone Paper and Packaging Corp.	(544)	(17,865)
		(35,798)
Pharmaceuticals - (1.8%)
AbbVie, Inc.	(292)	(17,094)
Jazz Pharmaceuticals plc*	(104)	(17,970)
Mylan N.V.*	(300)	(17,805)
Pfizer, Inc.	(516)	(17,951)
		(70,820)
Professional Services - (0.9%)
Dun & Bradstreet Corp./The	(140)	(17,971)
ManpowerGroup, Inc.	(208)	(17,919)
		(35,890)
Real Estate Management & Development - (0.9%)
CBRE Group, Inc., Class A*	(460)	(17,806)
Realogy Holdings Corp.*	(404)	(18,374)
		(36,180)
Road & Rail - (1.8%)
Avis Budget Group, Inc.*	(296)	(17,468)
Genesee & Wyoming, Inc., Class A*	(184)	(17,745)
Hertz Global Holdings, Inc.*	(816)	(17,691)
Swift Transportation Co.*	(688)	(17,902)
		(70,806)
Semiconductors & Semiconductor Equipment - (2.2%)
Cavium, Inc.*	(260)	(18,413)
Integrated Device Technology, Inc.*	(916)	(18,339)
Micron Technology, Inc.*	(632)	(17,146)
ON Semiconductor Corp.*	(1,472)	(17,826)
SunEdison, Inc.*	(736)	(17,664)
		(89,388)
Software - (4.4%)
Autodesk, Inc.*	(304)	(17,826)
Electronic Arts, Inc.*	(300)	(17,644)
NetSuite, Inc.*	(192)	(17,810)

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Anti-Beta Fund

Schedule of Investments

March 31, 2015 (Unaudited)

	Number of Shares	Value
Qlik Technologies, Inc.*	(576)	$(17,931)
salesforce.com, Inc.*	(264)	(17,638)
ServiceNow, Inc.*	(232)	(18,277)
SolarWinds, Inc.*	(360)	(18,446)
Splunk, Inc.*	(300)	(17,760)
Tableau Software, Inc., Class A*	(188)	(17,394)
Workday, Inc., Class A*	(204)	(17,220)
		(177,946)
Specialty Retail - (1.8%)
Best Buy Co., Inc.	(460)	(17,383)
CarMax, Inc.*	(264)	(18,219)
Penske Automotive Group, Inc.	(348)	(17,919)
Tractor Supply Co.	(200)	(17,012)
		(70,533)
Technology Hardware, Storage & Peripherals - (0.9%)
SanDisk Corp.	(280)	(17,814)
Seagate Technology plc	(340)	(17,690)
		(35,504)
Textiles, Apparel & Luxury Goods - (0.4%)
Kate Spade & Co.*	(532)	(17,763)

Thrifts & Mortgage Finance - (0.5%)
MGIC Investment Corp.*	(1,932)	(18,605)

Trading Companies & Distributors - (1.8%)
Air Lease Corp.	(460)	(17,360)
HD Supply Holdings, Inc.*	(568)	(17,696)
United Rentals, Inc.*	(188)	(17,138)
WESCO International, Inc.*	(256)	(17,892)
		(70,086)

Total Common Stocks (Proceeds Received $3,573,567)		(3,554,442)
Total Securities Sold Short (Proceeds Received $3,573,567)		(3,554,442)
Other assets less liabilities — 93.3%		3,740,061
Net Assets — 100.0%		$4,009,082

*	Non-income producing security.
(a)	All or a portion of these securities were held in a segregated account as collateral for securities sold short. At March 31, 2015, the aggregate amount held in a segregated account was $3,658,327.
(b)	Yield to maturity.

As of March 31, 2015, the gross unrealized appreciation (depreciation) of investments (both long and short positions) based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$216,652
Aggregate gross unrealized depreciation	(350,575)
Net unrealized appreciation	$(133,923)
Federal income tax cost of investments	$402,944

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Anti-Beta Fund

Schedule of Investments

March 31, 2015 (Unaudited)

Total Return Swap Agreements

Notional Amount		Expiration Date	Counterparty	Fund Pays	Fund Receives	Net Unrealized Appreciation/(Depreciation)
410,203	USD	10/05/2015	Morgan Stanley	0.63%	Dow Jones U.S. Thematic Market Neutral Anti-Beta Index (Fund has long exposure to low beta companies(1))	$70,236
(427,576	) USD	10/05/2015	Morgan Stanley	Dow Jones U.S. Thematic Market Neutral Anti-Beta Index (Fund has short exposure to high beta companies(1))	(0.07)%	(14,658)
						$55,578

(1)	High beta stocks are those stocks that are more volatile than the market index, and low beta stocks are those stocks that are less volatile than the market index. Please refer to ‘‘Principal Investment Strategies’’ in the Fund’s Prospectus for additional information about the Fund’s Target Index.

See accompanying notes to schedule of investments.

FQF Trust

QuantShares Hedged Dividend Income Fund

Schedule of Investments

March 31, 2015 (Unaudited)

	Number of Shares	Value
Securities Held Long - 99.5%
Common Stocks - 84.6%
Banks - 2.0%
First Niagara Financial Group, Inc.	4,194	$37,075
Umpqua Holdings Corp.	2,160	37,109
		74,184
Capital Markets - 1.0%
Ares Capital Corp.	2,151	36,933

Chemicals - 2.0%
Dow Chemical Co./The(a)	768	36,849
LyondellBasell Industries N.V., Class A(a)	420	36,876
		73,725
Commercial Services & Supplies - 1.0%
R.R. Donnelley & Sons Co.(a)	1,947	37,363

Diversified Telecommunication Services - 3.9%
AT&T, Inc.	1,116	36,437
Frontier Communications Corp.(a)	5,181	36,526
Verizon Communications, Inc.	759	36,910
Windstream Holdings, Inc.	4,992	36,941
		146,814
Electric Utilities - 11.0%
American Electric Power Co., Inc.(a)	657	36,956
Duke Energy Corp.(a)	486	37,315
Entergy Corp.(a)	480	37,195
Great Plains Energy, Inc.(a)	1,392	37,139
Hawaiian Electric Industries, Inc.	1,119	35,942
Pepco Holdings, Inc.(a)	1,392	37,347
Pinnacle West Capital Corp.(a)	582	37,102
PPL Corp.(a)	1,104	37,161
Southern Co./The(a)	840	37,195
Westar Energy, Inc.	960	37,210
Xcel Energy, Inc.	1,044	36,342
		406,904
Electrical Equipment - 1.0%
Emerson Electric Co.	654	37,029

Energy Equipment & Services - 1.0%
Helmerich & Payne, Inc.(a)	555	37,779

Food Products - 1.0%
Kraft Foods Group, Inc.	423	36,850

Gas Utilities - 1.0%
AGL Resources, Inc.(a)	768	38,131

Hotels, Restaurants & Leisure - 4.9%
Darden Restaurants, Inc.(a)	528	36,612
Las Vegas Sands Corp.(a)	645	35,501
McDonald's Corp.(a)	378	36,832
Six Flags Entertainment Corp.(a)	762	36,888
Wynn Resorts Ltd.	291	36,631
		182,464
Household Durables - 1.0%
Tupperware Brands Corp.	525	36,235

Industrial Conglomerates - 1.0%
General Electric Co.(a)	1,485	36,843

Insurance - 2.0%
Cincinnati Financial Corp.(a)	696	37,083
Old Republic International Corp.(a)	2,562	38,276
		75,359
Leisure Products - 1.0%
Mattel, Inc.(a)	1,617	36,948

Machinery - 1.0%
Caterpillar, Inc.	462	36,974

Media - 3.0%
Cablevision Systems Corp., Class A	2,016	36,893
Regal Entertainment Group, Class A(a)	1,587	36,247
Thomson Reuters Corp.	930	37,721
		110,861
Metals & Mining - 1.0%
Freeport-McMoRan, Inc.(a)	1,947	36,896

Multi-Utilities - 12.0%
Ameren Corp.(a)	876	36,967
CenterPoint Energy, Inc.(a)	1,821	37,167
Consolidated Edison, Inc.(a)	609	37,149
Dominion Resources, Inc.(a)	522	36,994

See accompanying notes to schedule of investments.

FQF Trust

QuantShares Hedged Dividend Income Fund

Schedule of Investments

March 31, 2015 (Unaudited)

	Number of Shares	Value
DTE Energy Co.	459	$37,037
Integrys Energy Group, Inc.	513	36,946
MDU Resources Group, Inc.(a)	1,737	37,068
PG&E Corp.(a)	705	37,414
Public Service Enterprise Group, Inc.(a)	906	37,979
SCANA Corp.(a)	672	36,953
TECO Energy, Inc.	1,917	37,190
Vectren Corp.	843	37,210
		446,074
Oil, Gas & Consumable Fuels - 7.9%
Chevron Corp.(a)	351	36,848
ConocoPhillips(a)	588	36,609
Exxon Mobil Corp.	435	36,975
HollyFrontier Corp.(a)	912	36,726
Kinder Morgan, Inc.(a)	885	37,223
ONEOK, Inc.(a)	762	36,759
Spectra Energy Corp.(a)	1,032	37,328
Williams Cos., Inc./The	729	36,880
		295,348
Real Estate Investment Trusts (REITs) - 14.9%
BioMed Realty Trust, Inc.(a)	1,635	37,049
CBL & Associates Properties, Inc.(a)	1,866	36,947
Corrections Corp. of America	912	36,717
Digital Realty Trust, Inc.	558	36,806
HCP, Inc.(a)	852	36,815
Home Properties, Inc.(a)	531	36,793
Hospitality Properties Trust(a)	1,116	36,817
Iron Mountain, Inc.	1,011	36,881
Liberty Property Trust(a)	1,035	36,950
Omega Healthcare Investors, Inc.(a)	912	37,000
Realty Income Corp.(a)	714	36,842
Senior Housing Properties Trust(a)	1,695	37,612
Starwood Property Trust, Inc.	1,524	37,033
Ventas, Inc.	504	36,802
WP Carey, Inc.	534	36,312
		553,376
Specialty Retail - 1.0%
GameStop Corp., Class A	969	36,783

Technology Hardware, Storage & Peripherals - 1.0%
Seagate Technology plc	705	36,681

Textiles, Apparel & Luxury Goods - 1.0%
Coach, Inc.(a)	861	35,671

Thrifts & Mortgage Finance - 2.0%
New York Community Bancorp, Inc.(a)	2,214	37,040
People's United Financial, Inc.(a)	2,472	37,575
		74,615
Tobacco - 4.0%
Altria Group, Inc.(a)	735	36,765
Lorillard, Inc.(a)	561	36,661
Philip Morris International, Inc.(a)	489	36,837
Reynolds American, Inc.(a)	531	36,591
		146,854
Transportation Infrastructure - 1.0%
Macquarie Infrastructure Co. LLC(a)	453	37,277

Total Common Stocks
(Cost $3,130,605)		3,140,971

Master Limited Partnerships - 14.9%
Capital Markets - 3.0%
Blackstone Group LP/The	957	37,218
Carlyle Group LP/The	1,365	36,992
KKR & Co. LP(a)	1,617	36,884
		111,094
Gas Utilities - 1.0%
AmeriGas Partners LP	783	37,380
Industrial Conglomerates - 1.0%
Icahn Enterprises LP	405	36,312
Oil, Gas & Consumable Fuels - 9.9%
Buckeye Partners LP(a)	495	37,382
Cheniere Energy Partners LP	1,236	37,031
DCP Midstream Partners LP(a)	993	36,691
Enbridge Energy Partners LP	1,026	36,946
Energy Transfer Partners LP	660	36,795
MarkWest Energy Partners LP	558	36,884
NuStar Energy LP(a)	606	36,784
ONEOK Partners LP	903	36,879
Regency Energy Partners LP(a)	1,563	35,746

See accompanying notes to schedule of investments.

FQF Trust

QuantShares Hedged Dividend Income Fund

Schedule of Investments

March 31, 2015 (Unaudited)

	Number of Shares	Value
Targa Resources Partners LP	891	$36,852
		367,990
Total Master Limited Partnerships
(Cost $551,694)		552,776
Total Securities Held Long
(Cost $3,682,299)		3,693,747

Securities Sold Short - (49.8%)
Common Stocks - (49.5%)
Aerospace & Defense - (0.5%)
Spirit AeroSystems Holdings, Inc., Class A*	(177)	(9,241)
TransDigm Group, Inc.	(42)	(9,186)
		(18,427)
Airlines - (0.3%)
United Continental Holdings, Inc.*	(141)	(9,482)

Auto Components - (0.3%)
TRW Automotive Holdings Corp.*	(90)	(9,437)

Banks - (2.0%)
Bank of America Corp.	(594)	(9,142)
CIT Group, Inc.	(204)	(9,204)
Citigroup, Inc.	(180)	(9,274)
First Republic Bank	(165)	(9,420)
Signature Bank*	(72)	(9,330)
SVB Financial Group*	(75)	(9,528)
Synovus Financial Corp.	(336)	(9,411)
Zions Bancorp	(351)	(9,477)
		(74,786)
Beverages - (0.5%)
Constellation Brands, Inc., Class A*	(81)	(9,413)
Monster Beverage Corp.*	(66)	(9,134)
		(18,547)
Capital Markets - (3.2%)
Affiliated Managers Group, Inc.*	(42)	(9,021)
American Capital Ltd.*	(645)	(9,539)
Charles Schwab Corp./The	(303)	(9,223)
E*TRADE Financial Corp.*	(324)	(9,252)
Franklin Resources, Inc.	(174)	(8,930)
Goldman Sachs Group, Inc./The	(48)	(9,023)
Interactive Brokers Group, Inc., Class A	(270)	(9,185)
Legg Mason, Inc.	(165)	(9,108)
Morgan Stanley	(261)	(9,315)
NorthStar Asset Management Group, Inc.	(384)	(8,963)
Raymond James Financial, Inc.	(162)	(9,198)
SEI Investments Co.	(210)	(9,259)
Stifel Financial Corp.*	(171)	(9,533)
		(119,549)
Chemicals - (0.2%)
W.R. Grace & Co.*	(93)	(9,195)

Commercial Services & Supplies - (0.3%)
Stericycle, Inc.*	(66)	(9,268)

Construction Materials - (0.2%)
Vulcan Materials Co.	(108)	(9,104)

Consumer Finance - (1.2%)
Ally Financial, Inc.*	(441)	(9,252)
American Express Co.	(114)	(8,906)
Credit Acceptance Corp.*	(48)	(9,360)
SLM Corp.*	(1,014)	(9,410)
Synchrony Financial*	(306)	(9,287)
		(46,215)
Containers & Packaging - (1.0%)
Berry Plastics Group, Inc.*	(255)	(9,228)
Crown Holdings, Inc.*	(177)	(9,562)
Graphic Packaging Holding Co.	(621)	(9,029)
Owens-Illinois, Inc.*	(396)	(9,235)
		(37,054)
Diversified Financial Services - (2.0%)
Berkshire Hathaway, Inc., Class B*	(63)	(9,092)
Intercontinental Exchange, Inc.	(39)	(9,098)
Leucadia National Corp.	(414)	(9,228)
McGraw Hill Financial, Inc.	(90)	(9,306)
Moody's Corp.	(90)	(9,342)
MSCI, Inc.	(150)	(9,197)
NASDAQ OMX Group, Inc./The	(183)	(9,322)
Voya Financial, Inc.	(213)	(9,182)
		(73,767)
Diversified Telecommunication Services - (1.3%)
CenturyLink, Inc.	(708)	(24,461)

See accompanying notes to schedule of investments.

FQF Trust

QuantShares Hedged Dividend Income Fund

Schedule of Investments

March 31, 2015 (Unaudited)

	Number of Shares	Value
Level 3 Communications, Inc.*	(456)	$(24,551)
		(49,012)
Electric Utilities - (4.5%)
Cleco Corp.	(384)	(20,936)
Edison International	(336)	(20,990)
Eversource Energy	(417)	(21,067)
Exelon Corp.	(627)	(21,073)
FirstEnergy Corp.	(600)	(21,036)
ITC Holdings Corp.	(561)	(20,998)
NextEra Energy, Inc.	(198)	(20,602)
OGE Energy Corp.	(666)	(21,052)
		(167,754)
Energy Equipment & Services - (1.8%)
Baker Hughes, Inc.	(144)	(9,156)
Cameron International Corp.*	(204)	(9,204)
Dresser-Rand Group, Inc.*	(117)	(9,401)
FMC Technologies, Inc.*	(240)	(8,882)
Halliburton Co.	(210)	(9,215)
Oceaneering International, Inc.	(177)	(9,546)
Schlumberger Ltd.	(114)	(9,512)
		(64,916)
Food & Staples Retailing - (1.2%)
Casey's General Stores, Inc.	(102)	(9,190)
Rite Aid Corp.*	(1,062)	(9,229)
Sprouts Farmers Market, Inc.*	(261)	(9,195)
United Natural Foods, Inc.*	(120)	(9,245)
Whole Foods Market, Inc.	(177)	(9,218)
		(46,077)
Food Products - (0.7%)
Hain Celestial Group, Inc./The*	(144)	(9,223)
Keurig Green Mountain, Inc.	(81)	(9,050)
TreeHouse Foods, Inc.*	(111)	(9,438)
		(27,711)
Gas Utilities - (2.3%)
Atmos Energy Corp.	(384)	(21,235)
National Fuel Gas Co.	(348)	(20,995)
Questar Corp.	(873)	(20,830)
UGI Corp.	(645)	(21,020)
		(84,080)
Hotels, Restaurants & Leisure - (0.8%)
Chipotle Mexican Grill, Inc.*	(15)	(9,758)
Hyatt Hotels Corp., Class A*	(156)	(9,238)
MGM Resorts International*	(435)	(9,148)
		(28,144)
Household Durables - (0.5%)
Jarden Corp.*	(177)	(9,363)
Mohawk Industries, Inc.*	(48)	(8,916)
		(18,279)
Independent Power and Renewable Electricity Producers - (2.3%)
AES Corp./The	(1,644)	(21,125)
Calpine Corp.*	(933)	(21,338)
Dynegy, Inc.*	(672)	(21,121)
NRG Energy, Inc.	(855)	(21,538)
		(85,122)
Insurance - (2.3%)
Alleghany Corp.*	(18)	(8,766)
American International Group, Inc.	(171)	(9,369)
Genworth Financial, Inc., Class A*	(1,218)	(8,904)
Lincoln National Corp.	(162)	(9,308)
Loews Corp.	(228)	(9,309)
Markel Corp.*	(12)	(9,228)
Torchmark Corp.	(168)	(9,227)
W.R. Berkley Corp.	(189)	(9,546)
White Mountains Insurance Group Ltd.	(15)	(10,268)
		(83,925)
Internet & Catalog Retail - (1.0%)
Amazon.com, Inc.*	(24)	(8,930)
Netflix, Inc.*	(21)	(8,751)
Priceline Group, Inc./The*	(9)	(10,477)
TripAdvisor, Inc.*	(111)	(9,232)
		(37,390)
Internet Software & Services - (0.5%)
Facebook, Inc., Class A*	(111)	(9,126)
Google, Inc., Class A*	(18)	(9,984)
		(19,110)
Machinery - (0.5%)
Middleby Corp./The*	(90)	(9,239)
WABCO Holdings, Inc.*	(75)	(9,216)
		(18,455)
Media - (1.5%)
Charter Communications, Inc., Class A*	(48)	(9,269)
DIRECTV*	(105)	(8,935)
Discovery Communications, Inc., Class A*	(291)	(8,951)
DISH Network Corp., Class A*	(132)	(9,248)

See accompanying notes to schedule of investments.

FQF Trust

QuantShares Hedged Dividend Income Fund

Schedule of Investments

March 31, 2015 (Unaudited)

	Number of Shares	Value
Liberty Media Corp., Class A*	(243)	$(9,368)
News Corp., Class A*	(576)	(9,222)
		(54,993)
Multiline Retail - (0.5%)
Dollar General Corp.*	(123)	(9,272)
Dollar Tree, Inc.*	(117)	(9,494)
		(18,766)
Multi-Utilities - (2.3%)
Alliant Energy Corp.	(333)	(20,979)
CMS Energy Corp.	(606)	(21,156)
NiSource, Inc.	(477)	(21,064)
Sempra Energy	(189)	(20,605)
		(83,804)
Oil, Gas & Consumable Fuels - (7.5%)
Anadarko Petroleum Corp.	(114)	(9,440)
Apache Corp.	(147)	(8,869)
Cabot Oil & Gas Corp.	(312)	(9,213)
Cheniere Energy, Inc.*	(120)	(9,288)
Chesapeake Energy Corp.	(648)	(9,176)
Cimarex Energy Co.	(81)	(9,322)
Cobalt International Energy, Inc.*	(951)	(8,949)
Concho Resources, Inc.*	(78)	(9,042)
CONSOL Energy, Inc.	(333)	(9,287)
Devon Energy Corp.	(156)	(9,408)
Diamondback Energy, Inc.*	(120)	(9,221)
Energen Corp.	(141)	(9,306)
EOG Resources, Inc.	(99)	(9,077)
EQT Corp.	(111)	(9,199)
Gulfport Energy Corp.*	(201)	(9,228)
Hess Corp.	(135)	(9,163)
Marathon Petroleum Corp.	(90)	(9,215)
Murphy Oil Corp.	(198)	(9,227)
Newfield Exploration Co.*	(261)	(9,159)
Noble Energy, Inc.	(189)	(9,242)
Phillips 66	(117)	(9,196)
Pioneer Natural Resources Co.	(57)	(9,320)
QEP Resources, Inc.	(453)	(9,445)
Range Resources Corp.	(177)	(9,211)
SemGroup Corp., Class A	(114)	(9,273)
Southwestern Energy Co.*	(384)	(8,905)
Tesoro Corp.	(105)	(9,585)
Valero Energy Corp.	(144)	(9,161)
Whiting Petroleum Corp.*	(300)	(9,270)
World Fuel Services Corp.	(162)	(9,312)
		(276,709)
Professional Services - (0.5%)
IHS, Inc., Class A*	(81)	(9,214)
Verisk Analytics, Inc., Class A*	(129)	(9,211)
		(18,425)
Real Estate Investment Trusts (REITs) - (0.7%)
Equity Commonwealth*	(354)	(9,398)
Strategic Hotels & Resorts, Inc.*	(723)	(8,987)
Sunstone Hotel Investors, Inc.	(555)	(9,252)
		(27,637)
Real Estate Management & Development - (1.0%)
CBRE Group, Inc., Class A*	(240)	(9,290)
Forest City Enterprises, Inc., Class A*	(375)	(9,570)
Jones Lang LaSalle, Inc.	(54)	(9,202)
Realogy Holdings Corp.*	(204)	(9,278)
		(37,340)
Road & Rail - (0.7%)
Avis Budget Group, Inc.*	(156)	(9,206)
Hertz Global Holdings, Inc.*	(408)	(8,846)
Old Dominion Freight Line, Inc.*	(120)	(9,276)
		(27,328)
Specialty Retail - (1.2%)
AutoZone, Inc.*	(12)	(8,186)
Bed Bath & Beyond, Inc.*	(120)	(9,213)
CarMax, Inc.*	(132)	(9,109)
O'Reilly Automotive, Inc.*	(42)	(9,082)
Ulta Salon Cosmetics & Fragrance, Inc.*	(60)	(9,051)
		(44,641)
Textiles, Apparel & Luxury Goods - (0.2%)
Under Armour, Inc., Class A*	(114)	(9,206)

Trading Companies & Distributors - (0.2%)
United Rentals, Inc.*	(99)	(9,025)

Water Utilities - (1.1%)
American Water Works Co., Inc.	(387)	(20,979)
Aqua America, Inc.	(804)	(21,186)
		(42,165)

See accompanying notes to schedule of investments.

FQF Trust

QuantShares Hedged Dividend Income Fund

Schedule of Investments

March 31, 2015 (Unaudited)

	Number of Shares	Value
Wireless Telecommunication Services - (0.7%)
SBA Communications Corp., Class A*	(210)	$(24,591)

Total Common Stocks (Proceeds Received $1,783,242)		(1,839,436)
Master Limited Partnership - (0.3%)
Oil, Gas & Consumable Fuels - (0.3%)
Energy Transfer Equity LP	(150)	(9,504)
Total Master Limited Partnership (Proceeds Received $8,131)		(9,504)
Total Securities Sold Short (Proceeds Received $1,791,373)		(1,848,940)
Other assets less liabilities — 50.3%		1,868,711
Net Assets — 100.0%		$3,713,518

*	Non-income producing security.
(a)	All or a portion of these securities were held in a segregated account as collateral for securities sold short. At March 31, 2015, the aggregate amount held in a segregated account was $2,209,589.

As of March 31, 2015, the gross unrealized appreciation (depreciation) of investments (both long and short positions) based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$97,615
Aggregate gross unrealized depreciation	(150,502)
Net unrealized depreciation	$(52,887)
Federal income tax cost of investments	$1,897,694

See accompanying notes to schedule of investments.

FQF Trust

Notes to Quarterly Schedule of Investments

March 31, 2015 (Unaudited)

1.	Organization

FQF Trust (the “Trust”), a Delaware statutory trust, was formed on November 19, 2009. The Trust currently consists of eight series (collectively the “Funds” or individually a “Fund”): QuantShares U.S. Market Neutral Momentum Fund, QuantShares U.S. Market Neutral Value Fund, QuantShares U.S. Market Neutral Size Fund, QuantShares U.S. Market Neutral Anti-Beta Fund, QuantShares Hedged Dividend Income Fund, QuantShares Equal Weighted High Momentum Factor Fund, QuantShares Equal Weighted Low Beta Factor Fund, and QuantShares Equal Weighted Value Factor Fund. As of March 31, 2015, the QuantShares Equal Weighted High Momentum Factor Fund, QuantShares Equal Weighted Low Beta Factor Fund, and QuantShares Equal Weighted Value Factor Fund had not commenced operations. FFCM, LLC (the “Adviser”) is the investment adviser to each Fund. Each Fund is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”), as amended.

The investment objective of each Fund is to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of a specified benchmark index (each, a “Target Index”). There can be no assurance that the Funds will achieve their respective investment objectives.

The Funds had no operations from July 27, 2011 (initial seeding date) until each Fund’s respective commencement of operations date other than matters related to their organization and sale and issuance of 4,000 shares of beneficial interest in QuantShares U.S. Market Neutral Value Fund to the Adviser at the net asset value of $25.00 per share.

2.	Basis of Presentation

The preparation of the Schedule of Investments in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the Schedule of Investments during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Schedule of Investments may differ from the value the Funds ultimately realize upon sale of the securities.

Investment Valuation

The value of each Fund’s securities held long and securities held short is based on such securities’ closing price on local markets when available. Such valuations would typically be categorized as Level 1 in the fair value hierarchy described below. If a security’s market price is not readily available or does not otherwise accurately reflect the fair value of such security, the security will be valued by another method that the Funds’ Valuation Committee believes will better reflect fair value in accordance with the Trust’s valuation guidelines which were approved by the Board of Trustees (the “Trustees”). Each Fund may use fair value pricing in a variety of circumstances, including but not limited to, situations when the value of a Fund’s security has been materially affected by events occurring after the close of the market on which such security is principally traded (such as a corporate action or other news that may materially affect the price of such security) or trading in such security has been suspended or halted. Such valuations would typically be categorized as Level 2 or Level 3 in the fair value hierarchy described below. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of such security. In addition, fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s Target Index. This may adversely affect a Fund’s ability to track its Target Index. Open-end investment companies are valued at their net asset value.

Generally, the Funds price their swap agreements daily using industry standard models that may incorporate quotations from market makers or pricing vendors (unless the underlying reference security is closed or the official closing time of the underlying index occurs prior to the close of the New York Stock Exchange (“NYSE”) due to time zone differences, in which case the quotations will be adjusted, to the extent practicable and available, based on inputs from an independent pricing source approved by the Trustees) and records the change in value, if any, as unrealized gain or loss. Such valuations would typically be categorized as Level 2 in the fair value hierarchy described below. Gains or losses are realized upon termination of the swap agreements or reset dates, as appropriate.

The Funds disclose the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Funds (observable inputs) and (2) the Funds’ own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•	Level 1 — Quoted prices in active markets for identical assets.
•	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

FQF Trust

Notes to Quarterly Schedule of Investments (continued)

March 31, 2015 (Unaudited)

The following is a summary of the valuations as of March 31, 2015, for each Fund based upon the three levels defined above:

	LEVEL 1- Quoted Prices	LEVEL 2 - Other Significant Observable Inputs		LEVEL 3 - Other Significant Unobservable Inputs
	Common Stocks	U.S. Government & Agency Security	Swap Agreements*		Totals
QuantShares U.S. Market Neutral Momentum Fund
Assets:	$1,104,901	$49,943	$35,932	$—	$1,190,776
Liabilities:	(1,076,646)	—	(24,572)	—	(1,101,218)
Totals:	$28,255	$49,943	$11,360	$—	$89,558
QuantShares U.S. Market Neutral Value Fund
Assets:	$2,225,705	$199,771	$40,046	$—	$2,465,522
Liabilities:	(2,243,573)	—	(21,983)	—	(2,265,556)
Totals:	$(17,868)	$199,771	$18,063	$—	$199,966
QuantShares U.S. Market Neutral Size Fund
Assets:	$2,129,624	$99,886	$35,370	$—	$2,264,880
Liabilities:	(2,099,471)	—	(33,101)	—	(2,132,572)
Totals:	$30,153	$99,886	$2,269	$—	$132,308
QuantShares U.S. Market Neutral Anti-Beta Fund
Assets:	$3,523,805	$299,658	$70,236	$—	$3,893,699
Liabilities:	(3,554,442)	—	(14,658)	—	(3,569,100)
Totals:	$(30,637)	$299,658	$55,578	$—	$324,599
QuantShares Hedged Dividend Income Fund
Assets:	$3,693,747	$—	$—	$—	$3,693,747
Liabilities:	(1,848,940)	—	—	—	(1,848,940)
Totals:	$1,844,807	$—	$—	$—	$1,844,807

* The tables above are based on market values or unrealized appreciation/(depreciation) rather than the notional amounts of derivatives. The uncertainties surrounding the valuation inputs for a derivative are likely to be more significant to a Fund’s net asset value than the uncertainties surrounding inputs for a non-derivative security with the same market value.

For the period ended March 31, 2015, there were no Level 3 investments held in a Fund for which significant unobservable inputs were used to determine fair value. Please refer to the Schedules of Investments to view equity securities segregated by industry type.

There were no transfers between Levels 1, 2, and 3 for the period ending March 31, 2015, based on the valuation input Levels assigned to securities on June 30, 2014.

Real Estate Investment Trusts (“REITs”)

Each Fund may invest in real estate investment trusts (“REITs”). Equity REITs invest primarily in real property while mortgage REITs make construction, development and long term mortgage loans. Their value may be affected by changes in the value of the underlying property of the REIT, the creditworthiness of the issuer, property taxes, interest rates, and tax and regulatory requirements, such as those relating to the environment.

REITs are dependent upon management skill, are not diversified and are subject to heavy cash flow dependency, default by borrowers, self liquidation and the possibility of failing to qualify for tax free income status under the Internal Revenue Code of 1986 and failing to be exempt from registration as a registered investment company under the 1940 Act.

Short Sales

A short sale is a transaction in which a Fund sells a security it does not own. To complete such a transaction, a Fund must borrow the security to make delivery to the buyer. A Fund is then obligated to replace the security borrowed by borrowing the same security from another lender, purchasing it at the market price at the time of replacement or paying the lender an amount equal to the cost of purchasing the security. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, a Fund is required to repay the lender any dividends it receives, or interest which accrues, during the period of the loan. To borrow the security, a Fund also may be required to pay a premium, which would increase the cost of the security sold. The net proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A Fund also will incur transaction costs in effecting short sales.

A Fund will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Fund closes out the short sale. A Fund will realize a gain if the price of the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends or interest a Fund may be required to pay, if any, in connection with a short sale. Short sales may be subject to unlimited losses as the price of a security can rise infinitely.

Whenever a Fund engages in short sales, it earmarks or segregates liquid securities or cash in an amount that, when combined with the amount of collateral deposited with the broker in connection with the short sale (other than the proceeds of the short sale), equals the current market value of the

FQF Trust

Notes to Quarterly Schedule of Investments (continued)

March 31, 2015 (Unaudited)

security sold short. The earmarked or segregated assets are marked-to-market daily and cannot be sold or liquidated unless replaced with liquid assets of equal value.

Funds may not be able to borrow stocks that are short positions in a Target Index as their supply may be insufficient or the cost to borrow may be prohibitively expensive due to market or stock specific conditions. Under such circumstances, the Funds may not achieve their investment objectives.

Futures

The Funds may purchase or sell stock index futures contracts as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A stock index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the final settlement price of a specific stock index futures contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made.

The Funds generally choose to engage in closing or offsetting transactions before final settlement wherein a second identical futures contract is sold to offset a long position (or bought to offset a short position). In such cases, the obligation is to deliver (or take delivery of) cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the price of the offsetting transaction and the price at which the original contract was entered into. If the original position entered into is a long position (futures contract purchased), there will be a gain (loss) if the offsetting sell transaction is done at a higher (lower) price, inclusive of commissions. If the original position entered into is a short position (futures contract sold), there will be a gain (loss) if the offsetting buy transaction is done at a lower (higher) price, inclusive of commissions.

Upon entering into a futures contract, each Fund will be required to deposit with the broker an amount of cash, U.S. government and agency obligations or other liquid assets in accordance with the initial margin requirements of the broker or exchange. This amount, known as “initial margin,” is in the nature of a performance bond or good faith deposit on the contract and is returned to a Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as “variation margin,” to and from the broker will be made daily as the price of the index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking-to-market.” At any time prior to expiration of a futures contract, a Fund may elect to close its position by taking an opposite position, which will operate to terminate the Fund’s existing position in the contract.

Although the Funds intend to sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting a Fund to substantial losses. If trading is not possible, or if a Fund determines not to close a futures position in anticipation of adverse price movements, the Fund will be required to make daily cash payments of variation margin. The risk that a Fund will be unable to close out a futures position will be minimized by entering into such transactions on a national securities exchange with an active and liquid secondary market. None of the Funds had any futures outstanding for the period ended March 31, 2015.

Swap Agreements

The Funds may enter into swap agreements. The Funds may enter into equity or equity index swap agreements for purposes of attempting to gain exposure to an index or group of securities without actually purchasing those securities. Although some swap agreements may be exchange-traded, others are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. Most, if not all, swap agreements entered into by the Funds will be two-party contracts. In connection with the Funds’ positions in a swaps contract, each Fund will segregate liquid assets or will otherwise cover its position in accordance with applicable SEC requirements. In such a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index or group of securities. The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

Each Fund may enter into swap agreements to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker/dealer. On a long swap, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks, plus the dividends that would have been received on those stocks.

A Fund agrees to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to a Fund on any swap agreement will generally be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount. As a trading technique, the Adviser may substitute physical securities with a swap agreement having risk characteristics substantially similar to the underlying securities.

Swap agreements typically are settled on a net basis, which means that the two payment streams are netted out, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a swap agreement or periodically during its term. Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that a Fund is contractually obligated to make. If the other party to a swap agreement defaults, a Fund’s risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive. The net amount of the excess, if any, of a Fund’s obligations over its entitlements with respect to each equity swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate value at least equal to such accrued excess, will be earmarked or segregated by a Fund’s custodian; this cash and liquid assets cannot be sold unless replaced with cash or liquid assets of equal value. Inasmuch as these transactions are entered into for hedging purposes or are offset by earmarked or segregated cash or liquid assets, as permitted by applicable law, these transactions will not be construed to constitute senior securities within the meaning of the 1940 Act, and will not be subject to a Fund’s borrowing restrictions.

FQF Trust

Notes to Quarterly Schedule of Investments (continued)

March 31, 2015 (Unaudited)

The swap market has grown substantially in recent periods with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments which are traded in the OTC market. The Adviser, under the oversight of the Trustees, is responsible for determining and monitoring the liquidity of the Funds’ transactions in swap agreements.

In the normal course of business, a Fund enters into International Swaps and Derivatives Association (“ISDA”) agreements with certain counterparties for derivative transactions. These agreements contain among other conditions, events of default and termination events, and various covenants and representations. Certain of the Funds’ ISDA agreements contain provisions that require the Funds to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Funds’ net asset value (“NAV”) over specific periods of time, which may or may not be exclusive of redemptions. If the Funds were to trigger such provisions and have open derivative positions at that time, counterparties to the ISDA agreements could elect to terminate such ISDA agreements and request immediate payment in an amount equal to the net liability positions, if any, under the relevant ISDA agreement. Pursuant to the terms of its ISDA agreements, the Funds will have already collateralized its liability under such agreements, in some cases only in excess of certain threshold amounts.

The following Funds used swap contracts to simulate full investment in each respective Fund’s Target Index. The following represents the average outstanding swap contracts for the period ended March 31, 2015:

Fund	Average Contract Long	Average Contract Short
QuantShares U.S. Market Neutral Momentum Fund	$153,838	$(144,439)
QuantShares U.S. Market Neutral Value Fund	308,855	(288,755)
QuantShares U.S. Market Neutral Size Fund	474,528	(449,260)
QuantShares U.S. Market Neutral Anti-Beta Fund	176,729	(177,414)

Repurchase Agreements

Each of the Funds may enter into repurchase agreements with financial institutions in pursuit of its investment objectives, as “cover” for the investment techniques it employs, or for liquidity purposes. Under a repurchase agreement, a Fund purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. The Funds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose condition will be continually monitored by the Adviser. In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement.

In the event of a default or bankruptcy by a selling financial institution, a Fund will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. A Fund also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the Fund expected to receive under the repurchase agreement.

3.	Principal Risks

Momentum Risk:  For the QuantShares U.S. Market Neutral Momentum Fund, momentum investing entails investing in securities that have recently had higher total returns and shorting securities that have had lower total returns. These securities may be more volatile than a broad cross-section of securities, and momentum may be an indicator that a security’s price is peaking. In addition, there may be periods when the momentum style is out of favor, and during which the investment performance of a fund using a momentum strategy may suffer.

Value Risk:  For the QuantShares U.S. Market Neutral Value Fund, value investing entails investing in securities that are inexpensive (or “cheap”) relative to other stocks in the universe based on ratios such as earnings to price or book to price and shorting securities that are expensive based on the same ratios. There may be periods when the value style is out of favor, and during which the investment performance of a fund using a value strategy may suffer. In addition, value stocks, including those in the Target Index, are subject to the risks that their intrinsic value may never be realized by the market and that their prices may go down.

Size Risk:  For the QuantShares U.S. Market Neutral Size Fund, size investing entails investing in securities within the universe that have smaller market capitalizations and shorting securities within the universe that have larger market capitalizations. There may be periods when the size style is out of favor, and during which the investment performance of a fund using a size strategy may suffer.

Anti-Beta Risk:  For the QuantShares U.S. Market Neutral Anti-Beta Fund, anti-beta investing entails investing in securities that are less volatile and shorting securities that are more volatile relative to a market index based on historical market index data. There is a risk that the present and future volatility of a security, relative to the market index, will not be the same as it has been historically and thus that the Fund will not be invested in the less volatile securities in the universe. In addition, the Fund may be more volatile than the universe since it will have short exposure to the most volatile stocks in the universe and long exposure to the least volatile stocks in the universe. Volatile stocks are subject to sharp swings in value.

High Dividend Risk: For the QuantShares Hedged Dividend Income Fund, high dividend investing entails taking long positions in securities in each of 10 sectors that, over the last three years, have consistently paid the highest dividends and that have the highest dividend yields and short positions in securities in each of 10 sectors that have inconsistently paid dividends or paid the lowest dividends and have the lowest dividend yields. There is a risk that the present and future dividend of a security will not be the same as it has historically been and thus that the Fund will not be invested in high dividend securities. In addition, the Fund may be more volatile than the universe since it will have short exposure to low dividend paying stocks in the universe. In addition, there may be periods when the high dividend style is out of favor, and during which the investment performance of a fund using a high dividend strategy may suffer.

FQF Trust

Notes to Quarterly Schedule of Investments (continued)

March 31, 2015 (Unaudited)

Derivatives Risk:  Derivatives, including swap agreements and futures contracts, may involve risks different from, or greater than, those associated with more traditional investments. As a result of investing in derivatives, a Fund could lose more than the amount it invests. Derivatives may be highly illiquid, and a Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price.

Derivatives may be subject to counterparty risk, which includes the risk that a loss may be sustained by a Fund as a result of the insolvency or bankruptcy of, or other non-compliance by, the other party to the transaction.

Industry Concentration Risk:  To the extent that a Fund’s Target Index is concentrated in a particular industry, the Fund also will be expected to be concentrated in that industry, which may subject the Fund to a greater loss as a result of adverse economic, business or other developments affecting that industry.

Large-Capitalization Stock Risk: The securities of large market capitalization companies may underperform other segments of the market because such companies may be less responsive to competitive challenges and opportunities and may be unable to attain high growth rates during periods of economic expansion.

Mid-Capitalization Stock Risk: The stocks of mid-capitalization companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of stocks during market downturns. Compared to larger companies, mid-capitalization companies may have a shorter history of operations and may have limited product lines, markets or financial resources.

Leverage Risk:  A Fund’s use of short selling and swap agreements allows the Fund to obtain investment exposures greater than it could otherwise obtain and to increase, or leverage, its total long and short investment exposures more than its net asset value by a significant amount. Leverage may magnify the Fund’s gains or losses.

Market Neutral Style Risk:  There is a risk that the Adviser’s sampling strategy, or the Target Index, will not construct a portfolio that limits a Fund’s exposure to general market movements, in which case the Fund’s performance may reflect general market movements. Further, if the portfolio is constructed to limit a Fund’s exposure to general market movements, during a “bull” market, when most equity securities and long-only equity ETFs are increasing in value, the Funds’ short positions will likely cause a Fund to underperform the overall U.S. equity market and such ETFs. In addition, because each Fund employs a dollar neutral strategy to achieve market neutrality, the beta of the Fund (i.e., the relative volatility of the Fund as compared to the market) will vary over time and may not be equal to zero.

Passive Investment Risk:  The Adviser does not actively manage the Funds and therefore does not attempt to analyze, quantify or control the risks associated with investing in stocks of companies in the Target Index. As a result, the Funds may hold constituent securities regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause a Fund’s return to be lower than if the Fund employed an active strategy.

Portfolio Turnover Risk:  A Fund’s investment strategy may result in higher portfolio turnover rates. A high portfolio turnover rate (for example, over 100%) may result in higher transaction costs to a Fund, including brokerage commissions, and negatively impact a Fund’s performance. Such portfolio turnover also may generate net short-term capital gains.

Premium/Discount Risk: Although it is expected that the market price of a Fund’s shares typically will approximate its NAV, there may be times when the market price and the NAV differ and a Fund’s shares may trade at a premium or discount to NAV.

Real Estate Risk:  The real estate industry is particularly sensitive to economic downturns. Because Real Estate Investment Trusts are pooled investment vehicles that have expenses of their own, a Fund will indirectly bear its proportionate share of those expenses.

Short Sale Risk: If a Fund sells a stock short and subsequently has to buy the security back at a higher price, the Fund will realize a loss on the transaction. The amount a Fund could lose on a short sale is potentially unlimited because there is no limit on the price a shorted security might attain (as compared to a long position, where the maximum loss is the amount invested). The use of short sales increases the exposure of a Fund to the market, and may increase losses and the volatility of returns. If the short portfolio (made up of the lowest ranked securities within each sector) outperforms the long portfolio (made up of the highest ranked securities within each sector), the performance of a Fund would be negatively affected. In addition, when a Fund is selling a stock short, it must maintain a segregated account or cash and/or liquid assets with its custodian to satisfy collateral and regulatory requirements. As a result, a Fund may maintain high levels of cash or liquid assets.

Stock Market Risk:  Stock markets can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. The market’s behavior is unpredictable, particularly in the short term.

Tracking Error Risk:  The investment performance of a Fund may diverge from that of its Target Index due to, among other things, fees and expenses paid by a Fund that are not reflected in the Target Index. If a Fund is small, it may experience greater tracking error. If the value of short positions exceeds the value of the long positions by a certain percentage, the investment performance of a Fund will likely diverge from that of its Target Index.

Trading Halts Risk:  Fund shares trade on the Funds’ listing exchange and, therefore, are subject to trading halts on the exchange.

4.	Guarantees and Indemnifications

In the normal course of business, a Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. Additionally, under the Funds’ organizational documents, the officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. The Funds’ maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds. Based on experience, the Adviser is of the view that the risk of loss to the Funds in connection with the Funds’ indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Funds.

FQF Trust

Notes to Quarterly Schedule of Investments (continued)

March 31, 2015 (Unaudited)

5.	Subsequent Events

Subsequent events occurring after the date of this report have been evaluated for potential impact to this report through the date the report was issued.

Item 2. Controls and Procedures.

(a)	The Registrant's principal executive officer and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant's internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FQF Trust

By:	/s/ William H. DeRoche
William H. DeRoche
President
May 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William H. DeRoche
William H. DeRoche
President
May 27, 2015

By:	/s/ William C. Cox
William C. Cox
Principal Financial Officer and Treasurer
May 27, 2015